UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2023

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	6.25%	0.85%	2.01%	2.54%
Class A with 3.25% Maximum Sales Charge	—	—	2.84	(2.47)	1.35	2.19
Class C at NAV	08/31/2004	12/19/1985	5.78	0.07	1.25	1.91
Class C with 1% Maximum Deferred Sales Charge	—	—	4.78	(0.92)	1.25	1.91
Class I at NAV	03/03/2008	12/19/1985	6.27	1.10	2.24	2.78

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
Bloomberg California Municipal Bond Index	—	—	6.91	0.70	1.98	2.52
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.06%	2.32%	3.31%
Taxable-Equivalent Distribution Rate	6.68	5.06	7.22
SEC 30-day Yield	2.92	2.28	3.27
Taxable-Equivalent SEC 30-day Yield	6.36	4.96	7.12
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	6.77%	(1.36)%	0.92%	1.57%
Class A with 3.25% Maximum Sales Charge	—	—	3.26	(4.55)	0.26	1.24
Class C at NAV	05/02/2006	04/18/1991	6.37	(1.98)	0.16	0.96
Class C with 1% Maximum Deferred Sales Charge	—	—	5.37	(2.94)	0.16	0.96
Class I at NAV	06/17/1993	04/18/1991	6.74	(1.16)	1.12	1.78

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
Bloomberg Massachusetts Municipal Bond Index	—	—	6.86	0.33	1.88	2.22
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.70%	1.45%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.85%	2.11%	3.05%
Taxable-Equivalent Distribution Rate	5.26	3.89	5.62
SEC 30-day Yield	2.73	2.08	3.02
Taxable-Equivalent SEC 30-day Yield	5.03	3.84	5.57
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	2.35%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	7.43%	(0.20)%	1.64%	2.21%
Class A with 3.25% Maximum Sales Charge	—	—	3.89	(3.43)	0.98	1.88
Class C at NAV	09/30/2003	08/30/1990	6.91	(0.95)	0.88	1.61
Class C with 1% Maximum Deferred Sales Charge	—	—	5.91	(1.92)	0.88	1.61
Class I at NAV	03/03/2008	08/30/1990	7.54	0.11	1.84	2.42

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
Bloomberg New York Municipal Bond Index	—	—	7.74	0.57	1.86	2.30
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.85%	2.11%	3.05%
Taxable-Equivalent Distribution Rate	5.91	4.38	6.32
SEC 30-day Yield	2.99	2.35	3.28
Taxable-Equivalent SEC 30-day Yield	6.18	4.86	6.80
% Total Leverage[5]
RIB Financing	3.91%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
6

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
7

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	6.13%	(0.58)%	1.93%	2.25%
Class A with 3.25% Maximum Sales Charge	—	—	2.67	(3.79)	1.27	1.91
Class C at NAV	02/03/2006	04/18/1991	5.87	(1.32)	1.17	1.63
Class C with 1% Maximum Deferred Sales Charge	—	—	4.87	(2.29)	1.17	1.63
Class I at NAV	08/03/2010	04/18/1991	6.36	(0.38)	2.13	2.45

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
Bloomberg Ohio Municipal Bond Index	—	—	6.66	(0.24)	1.90	2.45
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.75%	1.50%	0.55%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.77%	2.03%	2.97%
Taxable-Equivalent Distribution Rate	5.02	3.67	5.38
SEC 30-day Yield	2.70	2.05	2.99
Taxable-Equivalent SEC 30-day Yield	4.90	3.72	5.42
% Total Leverage
RIB Financing	4.14%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
8

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
9

Eaton Vance
Municipal Income Funds
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with
Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

10

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,062.50	$3.91	0.76%
Class C	$1,000.00	$1,057.80	$7.75	1.51%
Class I	$1,000.00	$1,062.70	$2.62	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,022.39	$2.57	0.51%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
11

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,067.70	$4.02	0.78%
Class C	$1,000.00	$1,063.70	$7.87	1.53%
Class I	$1,000.00	$1,067.40	$2.99	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.04	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,022.04	$2.92	0.58%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,074.30	$4.24	0.82%
Class C	$1,000.00	$1,069.10	$8.10	1.57%
Class I	$1,000.00	$1,075.40	$3.21	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.84	$4.13	0.82%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,021.84	$3.13	0.62%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
12

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,061.30	$4.37	0.85%
Class C	$1,000.00	$1,058.70	$8.26	1.61%
Class I	$1,000.00	$1,063.60	$3.34	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.69	$4.28	0.85%
Class C	$1,000.00	$1,016.90	$8.10	1.61%
Class I	$1,000.00	$1,021.69	$3.28	0.65%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
13

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,253,202
Total Corporate Bonds (identified cost $2,291,571)		$ 2,253,202

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,548	$ 2,427,962
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,836,417)		$ 2,427,962

Tax-Exempt Municipal Obligations — 86.1%
Security	Principal Amount (000's omitted)	Value
Education — 3.3%
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/49	$250	$ 296,125
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.87%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	4,815,900
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/38(1)	465	432,878
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	380	404,594
5.00%, 8/1/38(1)	2,500	2,568,375
University of California Medical Center, 5.00%, 5/15/47	11,240	12,355,570
		$ 20,873,442
Electric Utilities — 2.8%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/46	$5,695	$ 6,278,339
5.00%, 7/1/49	9,185	9,865,884
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,578,358
		$ 17,722,581
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.8%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$ 1,111,281
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,326,672
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	715	726,383
San Luis Coastal Unified School District, CA, (Election of 2014), Prerefunded to 8/1/26, 5.00%, 8/1/36	3,550	3,865,595
		$ 11,029,931
General Obligations — 26.6%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,808,206
Alisal Union School District, CA, (Election of 2016), 5.00%, 8/1/48	2,780	3,073,790
Butte-Glenn Community College District, CA, (Election of 2016), 4.00%, 8/1/47	4,000	4,025,760
California:
4.00%, 3/1/37	11,500	12,001,745
4.55%, 12/1/37	1,000	1,092,520
5.00%, 9/1/42	3,300	3,578,751
5.00%, 11/1/42	10,000	11,448,100
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,114,169
Fresno Unified School District, CA, (Election of 2020), 4.00%, 8/1/45	1,930	1,944,900
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,518,992
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,035,860
Kern Community College District, CA, (Election of 2016):
5.00%, 8/1/24	1,400	1,447,978
5.25%, 8/1/37	1,500	1,771,860
5.25%, 8/1/41	1,000	1,150,850
La Canada Unified School District, CA:
5.25%, 8/1/41	1,190	1,411,959
5.50%, 8/1/43	1,780	2,138,973
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	6,885	8,305,307
Los Angeles Unified School District, CA, 5.25%, 7/1/47	5,000	5,736,200
Lucia Mar Unified School District, CA, (Election of 2016), 5.25%, 8/1/47	9,000	10,200,600
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,315	1,392,585
5.00%, 8/1/43	1,265	1,337,396

14
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	$3,860	$ 4,528,591
5.25%, 8/1/41	2,440	2,837,793
5.25%, 8/1/42	2,000	2,317,820
Mountain View Whisman School District, CA:
4.00%, 9/1/38	1,100	1,150,457
4.00%, 9/1/39	2,200	2,276,120
4.00%, 9/1/40	1,300	1,338,064
4.00%, 9/1/41	1,100	1,123,881
4.00%, 9/1/42	1,250	1,271,688
4.25%, 9/1/45	5,750	5,912,897
Murrieta Valley Unified School District, CA, (Election of 2014), 5.25%, 9/1/51	5,700	6,491,559
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/44	1,860	1,963,862
Pomona Unified School District, CA, (Election of 2016), 5.25%, 8/1/43	1,500	1,726,395
Puerto Rico:
0.00%, 7/1/33	229	129,930
5.25%, 7/1/23	5,000	5,007,500
5.625%, 7/1/27	2,500	2,585,850
5.625%, 7/1/29	2,045	2,138,252
5.75%, 7/1/31	380	404,245
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	8,000	8,800,480
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,641,360
4.00%, 9/1/42	2,000	2,047,340
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	10,000	10,055,300
San Rafael City Elementary School District:
4.00%, 8/1/42	1,540	1,566,842
5.25%, 8/1/52	4,000	4,416,600
San Rafael City High School District, 5.25%, 8/1/52	4,000	4,462,920
Santa Clarita Community College District, CA:
4.00%, 8/1/46	2,825	2,832,571
5.25%, 8/1/45	2,420	2,759,090
Westminster School District, CA, (Election of 2016), 5.00%, 8/1/42	1,000	1,060,210
		$166,384,118
Hospital — 6.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$2,665	$ 2,559,812
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	$7,580	$ 7,365,410
5.00%, 8/15/51	4,630	5,033,643
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,176
5.00%, 11/15/35	1,050	1,050,221
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,159,696
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	2,275	2,460,663
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,500	1,508,550
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	818,088
5.00%, 11/1/25	200	204,450
5.00%, 11/1/26	500	524,645
5.00%, 11/1/27	165	168,881
5.00%, 11/1/30	150	153,087
Series 2017A, 5.00%, 11/1/25	800	827,224
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	445,192
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,083,140
University of California Medical Center:
3.55%, 5/15/45(3)	3,750	3,750,000
5.00%, 5/15/41	5,000	5,240,000
		$ 39,087,878
Housing — 0.7%
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	$2,525	$ 1,682,079
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,113,155
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,546,445
		$ 4,341,679
Industrial Development Revenue — 3.5%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	$8,540	$ 9,643,283

15
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$4,000	$ 4,028,360
California Pollution Control Financing Authority, (Waste Management, Inc.):
(AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,474,050
(AMT), 3.375%, 7/1/25	1,000	995,370
Sacramento County, CA, (Cessna Aircraft Co.), (LOC: Bank of America, N.A.), 3.88%, 11/1/28(4)	4,975	4,975,000
		$ 22,116,063
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$ 124,999
(NPFG), 5.25%, 7/1/32	2,100	2,105,376
Series RR, (NPFG), 5.00%, 7/1/24	300	300,261
Series SS, (NPFG), 5.00%, 7/1/24	130	130,113
		$ 2,660,749
Insured - Escrowed/Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$ 1,845,919
		$ 1,845,919
Insured - General Obligations — 4.7%
El Monte City School District, CA, (Election of 2014), (BAM), 5.00%, 8/1/52	$5,000	$ 5,505,150
Galt Joint Union High School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,052,380
Holtville Unified School District, CA, (AGM), 6.00%, 8/1/52	1,000	1,194,940
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,865,560
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,740,050
Oxnard School District, CA, (Election of 2022), (BAM), 4.00%, 8/1/46	2,000	1,996,400
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,357,104
Riverbank Unified School District, CA, (AGM), 5.50%, 8/1/52	1,000	1,149,500
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,282,100
Twin Rivers Unified School District, CA, (Election of 2022):
(BAM), 4.00%, 8/1/44	3,020	3,020,121
(BAM), 4.125%, 8/1/47	1,605	1,606,075
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	$2,350	$ 2,669,013
		$ 29,438,393
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$400	$ 430,364
		$ 430,364
Insured - Special Tax Revenue — 0.5%
Murrieta Financing Authority, CA, (BAM), 5.00%, 9/1/28	$1,000	$ 1,123,570
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	1,015,460
(BAM), 4.00%, 9/1/42	1,000	1,008,690
		$ 3,147,720
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA, (AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 5,704,045
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,761,480
		$ 7,465,525
Other Revenue — 2.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$3,000	$ 3,136,350
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/33	1,740	1,761,141
5.00%, 11/1/34	1,290	1,305,970
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.32%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	7,380	7,297,123
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,450	2,565,444
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	438,420
		$ 16,504,448
Senior Living/Life Care — 1.1%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	$3,790	$ 3,752,593
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	949,070

16
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(1)	$575	$ 546,290
Green Bonds, 5.00%, 11/15/46(1)	1,000	880,250
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	503,450
		$ 6,631,653
Special Tax Revenue — 4.2%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,544,093
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	127,915
4.00%, 9/1/34	115	115,990
4.00%, 9/1/35	185	185,068
4.00%, 9/1/36	195	192,453
4.00%, 9/1/37	215	209,186
4.00%, 9/1/38	230	221,106
4.00%, 9/1/39	165	157,413
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
4.00%, 9/1/26	125	127,040
4.00%, 9/1/27	125	127,664
4.00%, 9/1/28	130	133,111
4.00%, 9/1/29	135	138,343
4.00%, 9/1/30	135	137,773
4.00%, 9/1/32	150	152,978
4.00%, 9/1/33	205	208,243
4.00%, 9/1/41	600	561,822
4.00%, 9/1/46	975	873,785
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	593,601
5.00%, 9/1/31	465	475,616
5.00%, 9/1/33	545	556,810
5.00%, 9/1/35	1,150	1,215,860
5.00%, 9/1/38	1,000	1,047,840
Series 2014, 5.00%, 9/1/32	450	460,161
Series 2014, 5.00%, 9/1/34	360	367,420
Series 2018, 5.00%, 9/1/32	625	665,169
Series 2018, 5.00%, 9/1/34	765	811,543
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/44	7,440	8,045,988
Puerto Rico Sales Tax Financing Corp, 5.00%, 7/1/58	4,320	4,078,814
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	$150	$ 148,049
4.00%, 9/1/27	130	133,091
4.00%, 9/1/29	185	190,330
4.00%, 9/1/33	125	127,339
4.00%, 9/1/36	175	173,427
4.00%, 9/1/39	200	192,388
4.00%, 9/1/41	175	164,283
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	518,847
5.00%, 8/15/28	775	780,688
		$ 25,961,247
Transportation — 18.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.25%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(2)	$2,500	$ 2,500,325
4.27%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(2)	5,000	4,882,750
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 4.42%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	800	792,744
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,643,965
(AMT), 5.00%, 12/31/43	4,220	4,275,662
(AMT), 5.00%, 12/31/47	2,200	2,214,300
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/29	1,000	1,104,630
(AMT), 5.00%, 5/15/38	2,000	2,165,180
(AMT), 5.00%, 5/15/41	7,750	7,848,347
(AMT), 5.00%, 5/15/44	2,000	2,072,460
(AMT), 5.00%, 5/15/45	5,045	5,095,349
(AMT), 5.00%, 5/15/47	2,005	2,053,802
(AMT), 5.00%, 5/15/48	2,520	2,617,700
(AMT), 5.00%, 5/15/49	8,900	9,176,078
(AMT), 5.50%, 5/15/47	10,000	11,055,600
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	10,000	10,147,300
San Diego County Regional Airport Authority, CA:
5.00%, 7/1/37	1,295	1,458,818
(AMT), 4.00%, 7/1/41	1,000	985,640
(AMT), 5.00%, 7/1/36	1,000	1,075,470
(AMT), 5.00%, 7/1/37	1,085	1,157,923

17
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA: (continued)
(AMT), 5.00%, 7/1/39	$1,750	$ 1,852,042
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/24	1,500	1,530,015
(AMT), 5.00%, 5/1/29	5,000	5,517,500
(AMT), 5.00%, 5/1/41	4,450	4,565,433
(AMT), 5.00%, 5/1/43	5,015	5,193,835
(AMT), 5.00%, 5/1/46	2,985	3,038,581
(AMT), 5.00%, 5/1/49	5,000	5,166,300
(AMT), 5.00%, 5/1/50	5,000	5,161,600
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/25	1,575	1,626,266
(AMT), 5.00%, 3/1/47	3,300	3,373,062
		$112,348,677
Water and Sewer — 8.1%
Eastern Municipal Water District, CA, Water and Wastewater Revenue, (SPA: Bank of America, N.A.), 3.05%, 7/1/46(3)	$2,000	$ 2,000,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 7/1/47	5,920	6,500,752
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.88%, 7/1/37(4)	25,900	25,900,000
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,898,280
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	2,195	2,365,156
San Jose Financing Authority, CA, Wastewater Revenue, Green Bonds, 5.00%, 11/1/47	4,520	5,104,255
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	6,050,173
		$ 50,818,616
Total Tax-Exempt Municipal Obligations (identified cost $526,660,816)		$538,809,003

Taxable Municipal Obligations — 11.2%
Security	Principal Amount (000's omitted)	Value
Education — 3.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,675	$ 2,393,215
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	$205	$ 196,827
University of California:
3.063%, 7/1/25	3,825	3,730,599
4.82%, 7/1/41(4)	15,000	15,000,000
		$ 21,320,641
General Obligations — 2.3%
Alameda County, CA, 3.28%, 8/1/23	$2,250	$ 2,238,390
California, 5.222%, 3/1/24	6,075	6,095,594
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,705,000
Ohlone Community College District, CA, 2.243%, 8/1/33	220	178,427
Ojai Unified School District, CA, 2.019%, 8/1/31	480	389,899
Palmdale School District, CA, 1.67%, 8/1/29	500	422,610
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	842	367,160
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	934,654
Tustin Unified School District, CA:
1.954%, 8/1/33	590	443,019
2.649%, 8/1/42	1,125	770,378
		$ 14,545,131
Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,059,680
		$ 4,059,680
Housing — 0.5%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 598,959
3.20%, 6/15/56	3,685	2,469,945
		$ 3,068,904
Insured - General Obligations — 0.4%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 291,080
(BAM), 2.20%, 8/1/31	380	315,673
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	394,570
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	216,824
(BAM), 2.497%, 8/1/35	285	222,331
(BAM), 2.597%, 8/1/36	290	224,599

18
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	$445	$ 347,661
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	221,498
(BAM), 1.932%, 8/1/29	220	189,088
		$ 2,423,324
Insured - Lease Revenue/Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,270,984
		$ 7,270,984
Insured - Special Tax Revenue — 0.4%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 862,300
(BAM), 2.307%, 9/1/31	1,500	1,230,645
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	343,900
(AGM), 1.847%, 9/1/29	385	325,545
		$ 2,762,390
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/27	$740	$ 595,300
(AMBAC), 0.00%, 10/1/28	1,010	769,893
		$ 1,365,193
Lease Revenue/Certificates of Participation — 0.3%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$ 147,452
2.05%, 6/1/32	850	664,717
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	444,214
2.293%, 6/1/34	750	584,168
		$ 1,840,551
Other Revenue — 0.2%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 342,016
2.241%, 1/1/31	400	336,640
2.491%, 1/1/33	675	555,491
		$ 1,234,147
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.6%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 740,080
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Green Bond, 2.621%, 7/1/23	4,050	4,023,391
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,533,800
Successor Agency to San Diego Redevelopment Agency, CA:
3.375%, 9/1/23	250	248,263
3.50%, 9/1/24	250	244,825
3.625%, 9/1/25	250	242,875
3.75%, 9/1/26	250	242,010
		$ 10,275,244
Total Taxable Municipal Obligations (identified cost $74,754,556)		$ 70,166,189

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,125	$ 1,135,980
Total Trust Units (identified cost $1,118,891)		$ 1,135,980
Total Investments — 98.3% (identified cost $607,662,251)		$614,792,336
Other Assets, Less Liabilities — 1.7%		$ 10,586,277
Net Assets — 100.0%		$625,378,613
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $11,796,130 or 1.9% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.

19
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2023.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
20
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,951,454
		$ 3,951,454
Education — 26.7%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,568,040
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/39	1,400	1,377,572
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,079,360
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,705,313
5.00%, 10/1/46	3,000	3,159,450
5.45%, 5/15/59	400	459,672
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,614,170
5.00%, 5/1/35	1,660	1,715,510
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	1,991,691
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,762,303
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,175,120
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	676,048
5.00%, 7/1/32	770	837,521
5.00%, 7/1/38	340	357,700
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,604,862
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,105,200
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/45	5,000	5,180,200
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,369,700
University of Massachusetts Building Authority, 5.00%, 11/1/41	2,365	2,646,080
		$ 40,385,512
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 2.0%
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	$1,840	$ 1,902,873
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	1,100	1,106,402
		$ 3,009,275
General Obligations — 17.2%
Andover, MA, 4.00%, 7/15/52	$1,805	$ 1,784,080
Belmont, MA, 4.00%, 3/15/31	2,910	3,123,914
Commonwealth of Massachusetts, (Consolidated Loan), 5.25%, 10/1/47	2,000	2,272,580
Framingham, MA:
5.00%, 8/1/38	1,010	1,150,087
5.00%, 8/1/39	1,025	1,163,990
Franklin, MA:
4.00%, 5/15/32	455	487,737
4.00%, 5/15/33	455	483,729
Lincoln, MA, 4.00%, 3/1/31	2,205	2,365,921
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,085,191
4.00%, 2/1/42	975	983,502
New Bedford, MA, 4.00%, 9/1/47	2,650	2,639,188
Norwood, MA, 4.00%, 9/15/47	2,500	2,489,800
Quincy, MA:
4.00%, 7/7/23	2,000	2,006,860
5.00%, 1/12/24	1,000	1,017,400
Somerset, MA, 4.00%, 4/1/48(1)	2,970	2,941,310
		$ 25,995,289
Hospital — 11.7%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	$625	$ 698,356
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,534,475
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,067,460
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,777,508
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,056,100
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/37	1,600	1,698,912
5.00%, 7/1/47	2,000	2,049,940

21
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	$2,795	$ 2,845,618
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.90%, 7/1/40(2)	3,000	3,000,000
		$ 17,728,369
Housing — 6.3%
Massachusetts Housing Finance Agency:
(GNMA),(FNMA),(FHLMC), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,054,560
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,564,475
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(3)	2,915	2,915,000
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	1,000	988,660
2.65%, 6/1/26	1,000	983,620
		$ 9,506,315
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(4)	$670	$ 561,299
(AMT), 4.875%, 11/1/42(4)	740	640,996
		$ 1,202,295
Insured - Education — 4.4%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$ 6,710,504
		$ 6,710,504
Insured - Special Tax Revenue — 5.0%
Martha's Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$ 1,827,443
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,824,206
		$ 7,651,649
Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$ 435,894
5.00%, 12/1/42	525	535,600
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(4)	205	215,724
5.00%, 11/15/38(4)	135	138,804
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	$690	$ 547,674
Massachusetts Development Finance Agency, (Salem Community Corp.):
5.00%, 1/1/24	345	344,576
5.00%, 1/1/25	365	363,587
		$ 2,581,859
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 200,036
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,205,588
5.00%, 7/1/41	2,000	2,156,100
5.25%, 7/1/31	1,240	1,522,509
Puerto Rico Sales Tax Financing Corp, 5.00%, 7/1/58	2,000	1,888,340
		$ 7,972,573
Student Loan — 1.9%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$2,000	$ 1,882,920
(AMT), 5.00%, 7/1/23	1,000	1,004,240
		$ 2,887,160
Transportation — 7.7%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,856,330
(AMT), 5.00%, 7/1/43	2,000	2,045,980
Green Bonds, (AMT), 5.00%, 7/1/41	2,030	2,198,104
Massachusetts Port Authority, (BOSFUEL Project), (AMT), 5.00%, 7/1/49	2,500	2,578,175
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,063,160
		$ 11,741,749
Water and Sewer — 3.2%
Massachusetts Clean Water Trust:
Green Bond, 5.00%, 2/1/41	$1,750	$ 2,003,138
Green Bond, 5.00%, 2/1/42	2,250	2,562,952
Springfield Water and Sewer Commission, MA, 4.00%, 4/15/33	335	358,597
		$ 4,924,687
Total Tax-Exempt Municipal Obligations (identified cost $142,994,529)		$146,248,690

22
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 3.2%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 971,760
		$ 971,760
Special Tax Revenue — 2.5%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 848,020
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	3,000	2,990,190
		$ 3,838,210
Total Taxable Municipal Obligations (identified cost $4,885,682)		$ 4,809,970
Total Investments — 99.7% (identified cost $147,880,211)		$151,058,660
Other Assets, Less Liabilities — 0.3%		$ 473,193
Net Assets — 100.0%		$151,531,853
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,756,858 or 1.2% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

23
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,297,181
Total Corporate Bonds (identified cost $2,173,972)		$ 1,297,181

Tax-Exempt Municipal Obligations — 101.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,140	$ 1,285,806
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 4.00%, 10/15/38	750	763,342
Green Bonds, 5.00%, 9/15/47(1)	4,000	4,466,680
		$ 6,515,828
Education — 9.9%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 254,552
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	312,558
5.00%, 5/1/29	540	561,962
5.00%, 5/1/30	635	659,701
5.00%, 5/1/31	450	466,578
5.00%, 5/1/32	1,095	1,133,084
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	190,864
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31	240	225,547
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	238,215
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	248,769
5.00%, 10/1/32	260	274,581
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(2)	430	435,887
5.00%, 6/1/50(2)	1,640	1,646,740
Security	Principal Amount (000's omitted)	Value
Education (continued)
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	$3,020	$ 2,917,199
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,861,400
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,764,873
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,753,421
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29	150	164,093
5.00%, 7/1/32	275	307,854
5.00%, 7/1/46	375	388,065
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,272,638
5.00%, 7/1/51	2,750	2,974,592
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	1,265	1,365,593
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	107,465
Series 2021A, 5.00%, 9/1/37	130	138,506
Series 2021A, 5.00%, 9/1/38	125	132,321
Series 2021A, 5.00%, 9/1/39	125	131,873
Series 2021A, 5.00%, 9/1/40	100	105,060
Series 2021A, 5.00%, 9/1/41	125	131,184
Series 2021B, 5.00%, 9/1/34	235	257,165
Series 2021B, 5.00%, 9/1/35	230	249,463
Series 2021B, 5.00%, 9/1/36	250	268,662
Series 2021B, 5.00%, 9/1/37	260	277,012
Series 2021B, 5.00%, 9/1/38	210	222,300
Series 2021B, 5.00%, 9/1/39	200	210,996
Series 2021B, 5.00%, 9/1/40	250	262,650
Series 2021B, 5.00%, 9/1/41	250	262,367
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	3,750	3,991,687
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	735,080
		$ 36,902,557
Electric Utilities — 5.3%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/38	$2,900	$ 2,952,867
5.00%, 9/1/35	2,400	2,646,288
5.00%, 9/1/39	2,500	2,704,225

24
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Utility Debt Securitization Authority, NY:
5.00%, 6/15/26	$2,485	$ 2,558,084
5.00%, 12/15/26	2,600	2,710,032
5.00%, 12/15/33	2,895	2,941,552
5.00%, 9/15/52	3,050	3,421,215
		$ 19,934,263
Escrowed/Prerefunded — 1.4%
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$5,000	$ 5,188,150
		$ 5,188,150
General Obligations — 11.4%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 388,282
2.00%, 11/15/34	430	391,489
2.00%, 11/15/35	490	417,789
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	851,067
2.00%, 6/15/34	970	853,290
New York City, NY:
5.00%, 8/1/27	2,000	2,224,940
5.50%, 5/1/44	2,500	2,893,325
5.50%, 5/1/46	2,600	2,995,018
New York Thruway Authority, 4.00%, 1/1/41	3,000	2,992,440
New York, NY:
4.00%, 9/1/46	2,000	1,956,740
4.00%, 4/1/50(3)	2,000	1,936,600
5.25%, 5/1/42	1,665	1,881,616
5.25%, 9/1/43	835	943,291
5.25%, 4/1/47(3)	2,000	2,244,780
5.25%, 10/1/47	2,500	2,793,725
(SPA: Barclays Bank PLC), 3.65%, 10/1/46(4)	5,300	5,300,000
North Hempstead, NY, 2.00%, 9/15/35	170	142,385
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	2,059,293
2.00%, 11/1/32	1,445	1,336,813
2.00%, 11/1/33	530	477,912
2.00%, 11/1/34	2,015	1,755,831
2.00%, 11/1/35	2,225	1,859,054
Puerto Rico:
5.625%, 7/1/29	1,634	1,708,006
5.75%, 7/1/31	1,000	1,062,550
Valley Stream, NY:
2.25%, 5/15/27	250	232,120
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Valley Stream, NY: (continued)
2.375%, 5/15/28	$255	$ 233,860
Westchester County, NY, 2.00%, 10/15/33	510	452,151
		$ 42,384,367
Hospital — 4.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$ 778,155
5.00%, 10/1/33	730	809,044
5.00%, 10/1/34	750	826,432
5.00%, 10/1/35	800	874,328
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	505	358,666
5.00%, 11/1/37	1,615	1,579,761
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	530,130
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	757,283
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,950	3,104,196
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,578,693
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	2,857,440
		$ 16,054,128
Housing — 1.2%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,432,980
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	745,040
New York Mortgage Agency, 3.65%, 4/1/32	115	114,692
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	193,455
5.00%, 6/1/28	550	572,126
5.00%, 6/1/29	160	165,941
5.00%, 6/1/42	1,250	1,262,050
		$ 4,486,284
Industrial Development Revenue — 3.9%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$315	$ 315,797

25
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	$3,845	$ 3,850,575
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	791,542
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,024,240
(AMT), 5.00%, 10/1/40	4,165	4,190,823
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,407,920
		$ 14,580,897
Insured - Education — 2.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 8,111,334
		$ 8,111,334
Insured - Escrowed/Prerefunded — 2.6%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,618,326
		$ 9,618,326
Insured - General Obligations — 2.2%
Monroe County, NY, (AGM), 5.00%, 6/1/29	$300	$ 347,223
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,140	3,036,883
(AGM), 5.00%, 4/1/37	3,325	3,703,684
Oyster Bay, NY, (AGM), 5.00%, 8/1/25	1,000	1,057,180
		$ 8,144,970
Insured - Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$ 1,273,128
		$ 1,273,128
Insured - Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 298,163
(AGM), (AMT), 5.00%, 5/1/31	350	379,218
(AGM), (AMT), 5.00%, 5/1/32	450	486,950
(AGM), (AMT), 5.00%, 5/1/33	375	405,386
Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste (continued)
Onondaga County Resource Recovery Agency, NY: (continued)
(AGM), (AMT), 5.00%, 5/1/34	$500	$ 539,985
		$ 2,109,702
Lease Revenue/Certificates of Participation — 3.1%
Erie Industrial Development Authority, NY, (School District Buffalo Project):
5.00%, 5/1/25	$2,000	$ 2,103,620
5.00%, 5/1/26	1,000	1,081,170
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	3,855	4,083,640
Green Bonds, 4.00%, 2/15/37	2,300	2,368,195
Green Bonds, 4.00%, 2/15/44	2,000	1,970,880
		$ 11,607,505
Other Revenue — 1.5%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$1,125	$ 1,223,325
Build NYC Resource Corp., NY, (Children's Aid Society):
4.00%, 7/1/36	125	128,087
4.00%, 7/1/37	165	167,665
4.00%, 7/1/38	150	151,551
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,972,360
		$ 5,642,988
Senior Living/Life Care — 2.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,356,250
5.25%, 11/1/30	830	846,741
5.25%, 11/1/31	675	687,278
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,518,315
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	148,085
Series 2020B, 5.00%, 12/1/40	2,000	1,974,460
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	285,768
5.00%, 7/1/28	640	677,581
5.00%, 7/1/29	250	264,718
		$ 10,759,196

26
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 25.0%
New York City Transitional Finance Authority, NY, 4.00%, 11/1/40	$2,000	$ 2,001,480
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,500	1,536,750
4.00%, 5/1/41	3,000	2,999,070
4.00%, 2/1/43	4,000	3,977,400
4.00%, 8/1/48	2,000	1,943,420
5.00%, 8/1/39	4,250	4,567,857
5.00%, 11/1/39	2,195	2,370,622
5.00%, 11/1/46(1)	5,000	5,507,850
5.00%, 2/1/51	1,500	1,630,995
5.50%, 11/1/45(1)	5,000	5,782,350
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/36(4)	1,300	1,300,000
New York Dormitory Authority:
4.00%, 3/15/48	2,000	1,965,260
4.00%, 3/15/48	1,930	1,870,093
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,437,425
4.00%, 3/15/47	2,595	2,529,969
5.00%, 3/15/46	3,585	3,909,084
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/35	1,960	2,102,374
5.00%, 3/15/42	4,000	4,274,160
(AMT), 5.00%, 3/15/33	890	993,934
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	4,250	4,196,663
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	7,500	7,577,100
New York Thruway Authority:
4.00%, 3/15/47	2,500	2,437,350
4.00%, 3/15/55	2,000	1,905,560
New York Thruway Authority, Personal Income Tax Revenue, 5.00%, 3/15/48	1,000	1,098,490
Puerto Rico Sales Tax Financing Corp, 5.00%, 7/1/58	6,445	6,085,176
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	1,455	1,435,823
5.00%, 5/15/47	2,500	2,725,900
5.00%, 5/15/51	6,000	6,457,620
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,381,930
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	2,500	2,448,675
		$ 93,450,380
Security	Principal Amount (000's omitted)	Value
Transportation — 15.5%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$ 1,026,170
(AMT), 5.00%, 12/15/26	1,000	1,059,590
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	212,086
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	900	913,851
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,918,639
New York Thruway Authority:
5.00%, 1/1/37	775	839,093
Series 2016A, 5.00%, 1/1/33	3,125	3,304,562
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	2,150	2,157,202
(AMT), 5.00%, 7/1/46	9,100	9,118,928
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	2,008,965
(AMT), 4.00%, 12/1/40	100	93,408
(AMT), 5.00%, 12/1/28	2,000	2,164,720
(AMT), 5.00%, 12/1/38	1,500	1,588,680
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,226,867
(AMT), 5.00%, 4/1/28	525	565,672
(AMT), 5.00%, 4/1/29	275	300,317
(AMT), 5.00%, 4/1/30	460	499,404
(AMT), 5.00%, 4/1/31	180	195,343
Port Authority of New York and New Jersey:
4.00%, 11/1/39	1,100	1,111,000
4.00%, 11/1/49	3,000	2,946,900
6.125%, 6/1/94	2,500	2,571,625
(AMT), 4.00%, 3/15/30	2,500	2,590,075
(AMT), 4.00%, 9/1/38	1,000	1,001,840
(AMT), 5.00%, 10/15/35	1,520	1,604,360
(AMT), 5.00%, 11/15/37	1,250	1,321,100
(AMT), 5.00%, 1/15/47	2,000	2,131,060
(AMT), 5.50%, 8/1/52	2,000	2,225,240
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,186,880
5.00%, 11/15/49	7,545	8,102,349
		$ 57,985,926

27
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 6.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,125,870
4.125%, 6/15/47	1,250	1,242,125
5.00%, 6/15/35	1,130	1,195,823
5.00%, 6/15/47(1)	2,000	2,215,940
5.00%, 6/15/50	3,025	3,278,283
5.00%, 6/15/51	5,000	5,435,800
5.25%, 6/15/46	3,000	3,414,120
(SPA: Barclays Bank PLC), 3.60%, 6/15/41(4)	1,300	1,300,000
(SPA: Barclays Bank PLC), 3.65%, 6/15/53(4)	1,700	1,700,000
		$ 24,907,961
Total Tax-Exempt Municipal Obligations (identified cost $377,019,712)		$379,657,890

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,315,850
		$ 4,315,850
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,131,411
		$ 1,131,411
Lease Revenue/Certificates of Participation — 0.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,805	$ 1,765,994
		$ 1,765,994
Total Taxable Municipal Obligations (identified cost $7,982,828)		$ 7,213,255
Total Investments — 104.0% (identified cost $387,176,512)		$388,168,326
Other Assets, Less Liabilities — (4.0)%		$ (14,890,134)
Net Assets — 100.0%		$373,278,192

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $6,597,886 or 1.8% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.6% of total investments.

28
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	6/21/23	$(14,820,656)	$ (671,907)
					$(671,907)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
29
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,544,100
5.00%, 12/1/35	2,000	2,135,260
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,297,600
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,114,530
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,590	1,854,178
		$ 8,945,668
Education — 14.1%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 760,222
4.00%, 6/1/45	1,300	1,264,835
Kent State University, OH:
5.00%, 5/1/37	215	236,930
5.00%, 5/1/38	250	274,028
5.00%, 5/1/39	265	289,608
5.00%, 5/1/40	405	441,004
Miami University, OH, 4.00%, 9/1/45	2,000	1,952,500
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/26	350	381,346
5.00%, 12/1/27	300	325,770
5.00%, 12/1/40	1,000	1,055,760
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	115,574
5.25%, 11/1/46	1,355	1,442,777
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	992,970
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,013,400
5.00%, 10/1/38	910	915,342
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,091,440
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	575,608
5.00%, 2/1/38	1,200	1,307,364
Ohio State University:
5.00%, 12/1/29	1,060	1,236,458
5.00%, 12/1/35	500	540,670
Security	Principal Amount (000's omitted)	Value
Education (continued)
Ohio State University: (continued)
5.00%, 6/1/38	$2,535	$ 2,542,250
Green Bonds, 4.00%, 12/1/43	1,725	1,736,057
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	351,298
4.00%, 4/1/34	510	532,063
4.00%, 4/1/35	350	361,263
4.00%, 4/1/36	350	357,577
4.00%, 4/1/37	560	566,171
4.00%, 4/1/38	400	400,456
4.00%, 4/1/39	415	411,979
4.00%, 4/1/40	415	406,484
University of Cincinnati, OH:
5.00%, 6/1/34	585	625,845
5.00%, 6/1/47	2,000	2,087,000
		$ 27,592,049
Electric Utilities — 1.9%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,029,610
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,038,504
5.00%, 2/15/33	595	626,975
		$ 3,695,089
Escrowed/Prerefunded — 2.1%
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	$1,000	$ 1,040,640
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	542,057
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,104,191
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,303,481
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	52,310
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	21,437
		$ 4,064,116
General Obligations — 14.2%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$ 1,002,070
Cleveland, OH:
5.00%, 12/1/44	1,000	1,104,350

30
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cleveland, OH: (continued)
5.00%, 12/1/47	$1,000	$ 1,095,680
5.00%, 12/1/51	1,000	1,089,110
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,617,015
Columbus, OH:
5.00%, 4/1/37	1,000	1,154,810
5.00%, 4/1/39	2,700	3,073,518
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,353,800
4.00%, 12/1/42	1,500	1,511,805
Hamilton, OH, 4.00%, 12/28/23	1,000	1,006,530
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	507,795
Ohio:
5.00%, 5/1/24	575	589,887
5.00%, 5/1/33	1,500	1,648,095
5.00%, 3/1/36	1,250	1,488,475
5.00%, 3/1/37	1,000	1,178,700
5.00%, 5/1/37	1,025	1,193,223
5.00%, 3/1/40	1,500	1,714,470
Streetsboro City School District, OH, 4.00%, 12/1/36	210	219,973
Summit County, OH, 5.00%, 12/1/43	1,000	1,119,830
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	533,675
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,447,600
		$ 27,650,411
Hospital — 13.9%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron):
4.00%, 11/15/42	$1,250	$ 1,218,500
Prerefunded to 5/15/23, 5.00%, 11/15/38	1,155	1,157,957
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	489,180
4.00%, 11/15/37	525	493,563
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	987,890
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	4,832,091
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	850,742
5.00%, 11/15/28	590	632,639
Franklin County, OH, (Nationwide Children's Hospital), 5.00%, 11/1/34	750	811,755
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	1,988,820
5.00%, 5/15/40	1,200	1,226,568
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	$2,000	$ 2,058,160
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,150,324
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,049,600
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,815,800
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	489,650
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,198
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,078,979
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,110,300
4.00%, 1/1/43	2,165	2,129,624
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	216,750
		$ 27,249,090
Housing — 0.2%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$375	$ 341,333
		$ 341,333
Industrial Development Revenue — 2.7%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$ 1,630,081
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,603,440
Ohio, (Republic Services, Inc.), 3.65% to 6/1/23 (Put Date), 11/1/35	2,000	2,001,560
		$ 5,235,081
Insured - Electric Utilities — 7.4%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,022,630
(AGM), 5.00%, 11/15/24	1,265	1,311,919
(NPFG), 0.00%, 11/15/27	2,540	2,216,937
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,751,240
(NPFG), 0.00%, 2/15/27	2,500	2,225,200
(NPFG), 0.00%, 2/15/28	4,750	4,096,590
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	772,264
		$ 14,396,780

31
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 244,078
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	223,559
		$ 467,637
Insured - General Obligations — 17.3%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$ 8,858,625
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,134,617
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,497,180
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,057,475
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,135,520
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,154,071
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,836,600
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	87,238
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,051,479
		$ 33,812,805
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,644,080
		$ 1,644,080
Insured - Transportation — 2.2%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,034,300
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,755	1,799,050
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,523,145
		$ 4,356,495
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,934,914
		$ 3,934,914
Lease Revenue/Certificates of Participation — 0.4%
Franklin County, OH, (Nationwide Children's Hospital), (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/42(3)	$800	$ 800,000
		$ 800,000
Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.0%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,854,150
5.00%, 6/1/32	2,000	2,181,700
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	446,080
5.00%, 1/1/34	300	334,473
5.00%, 1/1/35	500	554,255
5.00%, 1/1/41	725	780,310
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,560	1,559,860
		$ 7,710,828
Senior Living/Life Care — 1.5%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 618,066
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40	1,000	839,040
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	587,905
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	911,670
		$ 2,956,681
Special Tax Revenue — 5.1%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 671,146
4.00%, 12/1/37	520	530,150
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	200	200,036
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	595,924
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,100,900
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,034,360
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,076,960
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	476,516
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,207,480
Puerto Rico Sales Tax Financing Corp, 5.00%, 7/1/58	2,285	2,157,429
		$ 10,050,901
Transportation — 2.2%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 662,706
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,644,960

32
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	$750	$ 800,955
5.00%, 12/15/27	750	840,405
5.00%, 12/15/33	350	411,821
		$ 4,360,847
Water and Sewer — 5.0%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$ 974,919
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,610,850
County of Mahoning, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,689,370
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,304,291
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	2,003,040
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,125,540
		$ 9,708,010
Total Tax-Exempt Municipal Obligations (identified cost $197,477,125)		$198,972,815

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$940	$ 949,175
Total Trust Units (identified cost $947,014)		$ 949,175
Total Investments — 102.3% (identified cost $198,424,139)		$199,921,990
Other Assets, Less Liabilities — (2.3)%		$ (4,461,966)
Net Assets — 100.0%		$195,460,024
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,803,476 or 0.9% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 29.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 18.6% of total investments.

33
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	6/21/23	$(3,934,687)	$ (178,382)
					$(178,382)
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.
34
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$ 607,662,251	$ 147,880,211	$ 387,176,512	$ 198,424,139
Unrealized appreciation	7,130,085	3,178,449	991,814	1,497,851
Investments, at value	$614,792,336	$151,058,660	$388,168,326	$199,921,990
Cash	$ 844,181	$ 5,489,079	$ 1,279,895	$ 1,709,527
Deposits for derivatives collateral:
Futures contracts	—	—	489,640	137,633
Interest receivable	5,923,411	1,867,298	4,578,044	2,557,584
Receivable for investments sold	3,880,102	—	—	—
Receivable for Fund shares sold	1,888,605	156,696	646,419	293,435
Total assets	$627,328,635	$158,571,733	$395,162,324	$204,620,169
Liabilities
Payable for floating rate notes issued	$ —	$ 3,671,468	$ 15,248,330	$ 8,472,174
Payable for investments purchased	—	—	1,014,288	—
Payable for when-issued securities	—	2,925,450	4,128,180	—
Payable for Fund shares redeemed	1,173,639	213,821	786,180	362,140
Payable for variation margin on open futures contracts	—	—	113,001	29,958
Distributions payable	295,913	80,033	118,251	42,866
Payable to affiliates:
Investment adviser fee	214,303	44,124	120,846	59,530
Distribution and service fees	41,473	16,000	41,479	18,907
Interest expense and fees payable	—	10,002	151,020	78,194
Accrued expenses	224,694	78,982	162,557	96,376
Total liabilities	$ 1,950,022	$ 7,039,880	$ 21,884,132	$ 9,160,145
Net Assets	$625,378,613	$151,531,853	$373,278,192	$195,460,024
Sources of Net Assets
Paid-in capital	$ 658,454,966	$ 157,961,664	$ 398,683,473	$ 205,500,849
Accumulated loss	(33,076,353)	(6,429,811)	(25,405,281)	(10,040,825)
Net Assets	$625,378,613	$151,531,853	$373,278,192	$195,460,024
Class A Shares
Net Assets	$ 120,952,425	$ 77,957,984	$ 192,823,935	$ 86,950,081
Shares Outstanding	11,968,257	9,687,530	20,717,732	10,357,512
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.11	$ 8.05	$ 9.31	$ 8.39
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.45	$ 8.32	$ 9.62	$ 8.67
Class C Shares
Net Assets	$ 19,042,273	$ 4,106,078	$ 11,190,497	$ 5,313,368
Shares Outstanding	2,039,234	510,373	1,201,766	633,284
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.34	$ 8.05	$ 9.31	$ 8.39
35
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)  — continued

	March 31, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$485,383,915	$69,467,791	$169,263,760	$103,196,575
Shares Outstanding	47,998,421	8,630,871	18,189,384	12,285,403
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.11	$ 8.05	$ 9.31	$ 8.40
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
36
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Interest income	$ 11,215,215	$ 2,659,794	$ 6,627,333	$ 3,570,047
Total investment income	$11,215,215	$ 2,659,794	$ 6,627,333	$ 3,570,047
Expenses
Investment adviser fee	$ 1,188,193	$ 251,650	$ 687,536	$ 345,922
Distribution and service fees:
Class A	146,072	74,011	188,681	87,151
Class C	97,019	20,155	56,713	27,795
Trustees’ fees and expenses	18,466	4,914	12,083	6,547
Custodian fee	71,745	18,185	43,442	23,249
Transfer and dividend disbursing agent fees	100,004	33,155	87,870	47,000
Legal and accounting services	36,493	27,089	40,075	24,850
Printing and postage	18,167	5,004	13,096	9,008
Registration fees	1,244	6,609	3,070	4,608
Interest expense and fees	—	57,608	189,037	138,031
Miscellaneous	41,805	11,291	24,342	19,811
Total expenses	$ 1,719,208	$ 509,671	$ 1,345,945	$ 733,972
Net investment income	$ 9,496,007	$ 2,150,123	$ 5,281,388	$ 2,836,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,817,545)	$ (1,305,586)	$ (9,477,177)	$ (792,396)
Futures contracts	2,186,362	—	1,477,802	392,337
Net realized loss	$ (5,631,183)	$(1,305,586)	$ (7,999,375)	$ (400,059)
Change in unrealized appreciation (depreciation):
Investments	$ 30,670,080	$ 8,353,489	$ 29,959,318	$ 9,736,755
Futures contracts	—	—	(1,904,226)	(505,546)
Net change in unrealized appreciation (depreciation)	$30,670,080	$ 8,353,489	$28,055,092	$ 9,231,209
Net realized and unrealized gain	$25,038,897	$ 7,047,903	$20,055,717	$ 8,831,150
Net increase in net assets from operations	$34,534,904	$ 9,198,026	$25,337,105	$11,667,225
37
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,496,007	$ 2,150,123	$ 5,281,388	$ 2,836,075
Net realized loss	(5,631,183)	(1,305,586)	(7,999,375)	(400,059)
Net change in unrealized appreciation (depreciation)	30,670,080	8,353,489	28,055,092	9,231,209
Net increase in net assets from operations	$ 34,534,904	$ 9,198,026	$ 25,337,105	$ 11,667,225
Distributions to shareholders:
Class A	$ (1,769,887)	$ (1,081,934)	$ (2,695,093)	$ (1,259,964)
Class C	(220,561)	(46,038)	(125,349)	(62,598)
Class I	(7,304,524)	(1,013,363)	(2,403,507)	(1,492,664)
Total distributions to shareholders	$ (9,294,972)	$ (2,141,335)	$ (5,223,949)	$ (2,815,226)
Transactions in shares of beneficial interest:
Class A	$ (1,737,686)	$ 315,330	$ (2,509,097)	$ (6,870,808)
Class C	(1,411,182)	(564,301)	(2,332,971)	(1,660,264)
Class I	23,181,670	5,679,347	13,891,708	5,551,754
Net increase (decrease) in net assets from Fund share transactions	$ 20,032,802	$ 5,430,376	$ 9,049,640	$ (2,979,318)
Net increase in net assets	$ 45,272,734	$ 12,487,067	$ 29,162,796	$ 5,872,681
Net Assets
At beginning of period	$ 580,105,879	$ 139,044,786	$ 344,115,396	$ 189,587,343
At end of period	$625,378,613	$151,531,853	$373,278,192	$195,460,024
38
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,384,366	$ 3,769,265	$ 8,158,370	$ 5,143,739
Net realized loss	(34,443,989)	(7,982,128)	(17,198,372)	(1,631,333)
Net change in unrealized appreciation (depreciation)	(46,182,704)	(19,191,238)	(46,204,235)	(25,737,854)
Net decrease in net assets from operations	$ (69,242,327)	$ (23,404,101)	$ (55,244,237)	$ (22,225,448)
Distributions to shareholders:
Class A	$ (2,656,213)	$ (1,807,484)	$ (6,287,464)	$ (2,669,845)
Class C	(318,949)	(86,829)	(383,702)	(175,380)
Class I	(10,978,729)	(1,868,332)	(5,095,988)	(2,254,596)
Total distributions to shareholders	$ (13,953,891)	$ (3,762,645)	$ (11,767,154)	$ (5,099,821)
Transactions in shares of beneficial interest:
Class A	$ (10,725,103)	$ (9,174,665)	$ (29,731,129)	$ (7,535,722)
Class C	(8,027,012)	(3,004,910)	(6,615,735)	(3,094,393)
Class I	(66,858,446)	(26,255,727)	(16,581,861)	31,024,198
Net increase (decrease) in net assets from Fund share transactions	$ (85,610,561)	$ (38,435,302)	$ (52,928,725)	$ 20,394,083
Net decrease in net assets	$(168,806,779)	$ (65,602,048)	$(119,940,116)	$ (6,931,186)
Net Assets
At beginning of year	$ 748,912,658	$ 204,646,834	$ 464,055,512	$ 196,518,529
At end of year	$ 580,105,879	$139,044,786	$ 344,115,396	$189,587,343
39
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.660	$ 10.990	$ 10.930	$ 10.800	$ 10.210	$ 10.410
Income (Loss) From Operations
Net investment income(1)	$ 0.154	$ 0.166	$ 0.136	$ 0.203	$ 0.258	$ 0.263
Net realized and unrealized gain (loss)	0.446	(1.291)	0.089	0.177	0.590	(0.200)
Total income (loss) from operations	$ 0.600	$ (1.125)	$ 0.225	$ 0.380	$ 0.848	$ 0.063
Less Distributions
From net investment income	$ (0.150)	$ (0.168)	$ (0.136)	$ (0.214)	$ (0.258)	$ (0.263)
From net realized gain	—	(0.037)	(0.029)	(0.036)	—	—
Total distributions	$ (0.150)	$ (0.205)	$ (0.165)	$ (0.250)	$ (0.258)	$ (0.263)
Net asset value — End of period	$ 10.110	$ 9.660	$ 10.990	$ 10.930	$ 10.800	$ 10.210
Total Return(2)	6.25% (3)	(10.35)%	2.06%	3.58%	8.52%	0.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,952	$117,491	$145,636	$147,662	$126,381	$107,204
Ratios (as a percentage of average daily net assets):
Expenses	0.76% (4)	0.71%	0.69%	0.71%	0.76%	0.77%
Interest and fee expense(5)	—	—	—	0.01%	0.04%	0.07%
Total expenses	0.76% (4)	0.71%	0.69%	0.72%	0.80%	0.84%
Net investment income	3.10% (4)	1.59%	1.23%	1.88%	2.47%	2.56%
Portfolio Turnover	93% (3)	170%	104%	184%	235%	293%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
40
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.930	$10.150	$ 10.110	$ 9.990	$ 9.440	$ 9.620
Income (Loss) From Operations
Net investment income(1)	$ 0.107	$ 0.078	$ 0.049	$ 0.113	$ 0.166	$ 0.172
Net realized and unrealized gain (loss)	0.407	(1.178)	0.069	0.166	0.550	(0.180)
Total income (loss) from operations	$ 0.514	$ (1.100)	$ 0.118	$ 0.279	$ 0.716	$ (0.008)
Less Distributions
From net investment income	$ (0.104)	$ (0.083)	$ (0.049)	$ (0.123)	$ (0.166)	$ (0.172)
From net realized gain	—	(0.037)	(0.029)	(0.036)	—	—
Total distributions	$ (0.104)	$ (0.120)	$ (0.078)	$ (0.159)	$ (0.166)	$ (0.172)
Net asset value — End of period	$ 9.340	$ 8.930	$10.150	$10.110	$ 9.990	$ 9.440
Total Return(2)	5.78% (3)	(10.92)%	1.16%	2.83%	7.66%	(0.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,042	$19,575	$ 30,823	$ 28,977	$27,616	$24,437
Ratios (as a percentage of average daily net assets):
Expenses	1.51% (4)	1.46%	1.44%	1.46%	1.51%	1.52%
Interest and fee expense(5)	—	—	—	0.01%	0.04%	0.07%
Total expenses	1.51% (4)	1.46%	1.44%	1.47%	1.55%	1.59%
Net investment income	2.34% (4)	0.81%	0.48%	1.13%	1.72%	1.80%
Portfolio Turnover	93% (3)	170%	104%	184%	235%	293%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
41
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.670	$ 10.990	$ 10.940	$ 10.810	$ 10.210	$ 10.420
Income (Loss) From Operations
Net investment income(1)	$ 0.166	$ 0.191	$ 0.162	$ 0.225	$ 0.282	$ 0.289
Net realized and unrealized gain (loss)	0.436	(1.280)	0.080	0.181	0.602	(0.210)
Total income (loss) from operations	$ 0.602	$ (1.089)	$ 0.242	$ 0.406	$ 0.884	$ 0.079
Less Distributions
From net investment income	$ (0.162)	$ (0.194)	$ (0.163)	$ (0.240)	$ (0.284)	$ (0.289)
From net realized gain	—	(0.037)	(0.029)	(0.036)	—	—
Total distributions	$ (0.162)	$ (0.231)	$ (0.192)	$ (0.276)	$ (0.284)	$ (0.289)
Net asset value — End of period	$ 10.110	$ 9.670	$ 10.990	$ 10.940	$ 10.810	$ 10.210
Total Return(2)	6.27% (3)	(10.03)%	2.22%	3.82%	8.79%	0.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$485,384	$443,039	$572,453	$410,090	$195,115	$116,940
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (4)	0.46%	0.44%	0.46%	0.51%	0.51%
Interest and fee expense(5)	—	—	—	0.01%	0.04%	0.07%
Total expenses	0.51% (4)	0.46%	0.44%	0.47%	0.55%	0.58%
Net investment income	3.35% (4)	1.83%	1.47%	2.08%	2.68%	2.80%
Portfolio Turnover	93% (3)	170%	104%	184%	235%	293%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
42
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.650	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.890
Income (Loss) From Operations
Net investment income(1)	$ 0.116	$ 0.176	$ 0.166	$ 0.206	$ 0.252	$ 0.265
Net realized and unrealized gain (loss)	0.399	(1.320)	(0.055)	0.071	0.382	(0.280)
Total income (loss) from operations	$ 0.515	$ (1.144)	$ 0.111	$ 0.277	$ 0.634	$ (0.015)
Less Distributions
From net investment income	$ (0.115)	$ (0.176)	$ (0.171)	$ (0.227)	$ (0.254)	$ (0.275)
Total distributions	$ (0.115)	$ (0.176)	$ (0.171)	$ (0.227)	$ (0.254)	$ (0.275)
Net asset value — End of period	$ 8.050	$ 7.650	$ 8.970	$ 9.030	$ 8.980	$ 8.600
Total Return(2)	6.77% (3)	(12.89)%	1.23%	3.13%	7.48%	(0.17)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,958	$73,926	$96,499	$100,099	$93,288	$88,205
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70% (4)	0.68%	0.65%	0.68%	0.71%	0.72%
Interest and fee expense(5)	0.08% (4)	0.02%	0.01%	0.03%	0.05%	0.05%
Total expenses	0.78% (4)	0.70%	0.66%	0.71%	0.76%	0.77%
Net investment income	2.94% (4)	2.09%	1.83%	2.30%	2.87%	3.03%
Portfolio Turnover	18% (3)	46%	26%	15%	49%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
43
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.650	$ 8.960	$ 9.040	$ 8.990	$ 8.610	$ 8.890
Income (Loss) From Operations
Net investment income(1)	$ 0.086	$ 0.111	$ 0.098	$ 0.140	$ 0.186	$ 0.200
Net realized and unrealized gain (loss)	0.400	(1.308)	(0.072)	0.073	0.382	(0.270)
Total income (loss) from operations	$ 0.486	$(1.197)	$ 0.026	$ 0.213	$ 0.568	$ (0.070)
Less Distributions
From net investment income	$ (0.086)	$ (0.113)	$ (0.106)	$ (0.163)	$ (0.188)	$ (0.210)
Total distributions	$(0.086)	$(0.113)	$(0.106)	$(0.163)	$ (0.188)	$ (0.210)
Net asset value — End of period	$ 8.050	$ 7.650	$ 8.960	$ 9.040	$ 8.990	$ 8.610
Total Return(2)	6.37% (3)	(13.45)%	0.39%	2.40%	6.55%	(0.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,106	$ 4,452	$ 8,464	$ 9,811	$12,518	$14,848
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45% (4)	1.43%	1.40%	1.43%	1.46%	1.47%
Interest and fee expense(5)	0.08% (4)	0.02%	0.01%	0.03%	0.05%	0.05%
Total expenses	1.53% (4)	1.45%	1.41%	1.46%	1.51%	1.52%
Net investment income	2.18% (4)	1.31%	1.08%	1.56%	2.12%	2.29%
Portfolio Turnover	18% (3)	46%	26%	15%	49%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
44
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.660	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.192	$ 0.184	$ 0.222	$ 0.268	$ 0.283
Net realized and unrealized gain (loss)	0.389	(1.309)	(0.056)	0.071	0.384	(0.270)
Total income (loss) from operations	$ 0.513	$ (1.117)	$ 0.128	$ 0.293	$ 0.652	$ 0.013
Less Distributions
From net investment income	$ (0.123)	$ (0.193)	$ (0.188)	$ (0.243)	$ (0.272)	$ (0.293)
Total distributions	$ (0.123)	$ (0.193)	$ (0.188)	$ (0.243)	$ (0.272)	$ (0.293)
Net asset value — End of period	$ 8.050	$ 7.660	$ 8.970	$ 9.030	$ 8.980	$ 8.600
Total Return(2)	6.74% (3)	(12.60)%	1.42%	3.31%	7.69%	0.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,468	$60,667	$99,684	$96,780	$63,829	$40,691
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50% (4)	0.48%	0.45%	0.48%	0.51%	0.52%
Interest and fee expense(5)	0.08% (4)	0.02%	0.01%	0.03%	0.05%	0.05%
Total expenses	0.58% (4)	0.50%	0.46%	0.51%	0.56%	0.57%
Net investment income	3.14% (4)	2.27%	2.03%	2.48%	3.05%	3.23%
Portfolio Turnover	18% (3)	46%	26%	15%	49%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
45
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.790	$ 10.400	$ 10.470	$ 10.380	$ 9.800	$ 10.110
Income (Loss) From Operations
Net investment income(1)	$ 0.131	$ 0.191	$ 0.162	$ 0.216	$ 0.265	$ 0.285
Net realized and unrealized gain (loss)	0.519	(1.527)	0.179	0.103	0.580	(0.311)
Total income (loss) from operations	$ 0.650	$ (1.336)	$ 0.341	$ 0.319	$ 0.845	$ (0.026)
Less Distributions
From net investment income	$ (0.130)	$ (0.191)	$ (0.162)	$ (0.229)	$ (0.265)	$ (0.284)
From net realized gain	—	(0.083)	(0.249)	—	—	—
Total distributions	$ (0.130)	$ (0.274)	$ (0.411)	$ (0.229)	$ (0.265)	$ (0.284)
Net asset value — End of period	$ 9.310	$ 8.790	$ 10.400	$ 10.470	$ 10.380	$ 9.800
Total Return(2)	7.43% (3)	(13.09)%	3.30%	3.11%	8.74%	(0.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,824	$184,700	$250,441	$240,960	$235,528	$218,892
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71% (4)	0.68%	0.65%	0.67%	0.69%	0.70%
Interest and fee expense(5)	0.11% (4)	0.00% (6)	—	—	0.04%	0.09%
Total expenses	0.82% (4)	0.68%	0.65%	0.67%	0.73%	0.79%
Net investment income	2.89% (4)	1.96%	1.55%	2.07%	2.63%	2.86%
Portfolio Turnover	25% (3)	59%	63%	125%	114%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
46
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.800	$10.400	$ 10.470	$ 10.390	$ 9.800	$10.120
Income (Loss) From Operations
Net investment income(1)	$ 0.097	$ 0.116	$ 0.085	$ 0.139	$ 0.192	$ 0.211
Net realized and unrealized gain (loss)	0.509	(1.515)	0.177	0.093	0.588	(0.321)
Total income (loss) from operations	$ 0.606	$ (1.399)	$ 0.262	$ 0.232	$ 0.780	$ (0.110)
Less Distributions
From net investment income	$ (0.096)	$ (0.118)	$ (0.083)	$ (0.152)	$ (0.190)	$ (0.210)
From net realized gain	—	(0.083)	(0.249)	—	—	—
Total distributions	$ (0.096)	$ (0.201)	$ (0.332)	$ (0.152)	$ (0.190)	$ (0.210)
Net asset value — End of period	$ 9.310	$ 8.800	$10.400	$10.470	$10.390	$ 9.800
Total Return(2)	6.91% (3)	(13.65)%	2.53%	2.25%	8.03%	(1.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,190	$12,833	$ 22,375	$ 31,347	$ 40,711	$55,817
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46% (4)	1.43%	1.40%	1.42%	1.44%	1.45%
Interest and fee expense(5)	0.11% (4)	0.00% (6)	—	—	0.04%	0.09%
Total expenses	1.57% (4)	1.43%	1.40%	1.42%	1.48%	1.54%
Net investment income	2.13% (4)	1.19%	0.81%	1.33%	1.91%	2.11%
Portfolio Turnover	25% (3)	59%	63%	125%	114%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
47
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.790	$ 10.390	$ 10.470	$ 10.380	$ 9.800	$ 10.110
Income (Loss) From Operations
Net investment income(1)	$ 0.140	$ 0.210	$ 0.183	$ 0.236	$ 0.285	$ 0.305
Net realized and unrealized gain (loss)	0.519	(1.517)	0.169	0.103	0.580	(0.311)
Total income (loss) from operations	$ 0.659	$ (1.307)	$ 0.352	$ 0.339	$ 0.865	$ (0.006)
Less Distributions
From net investment income	$ (0.139)	$ (0.210)	$ (0.183)	$ (0.249)	$ (0.285)	$ (0.304)
From net realized gain	—	(0.083)	(0.249)	—	—	—
Total distributions	$ (0.139)	$ (0.293)	$ (0.432)	$ (0.249)	$ (0.285)	$ (0.304)
Net asset value — End of period	$ 9.310	$ 8.790	$ 10.390	$ 10.470	$ 10.380	$ 9.800
Total Return(2)	7.54% (3)	(12.83)%	3.41%	3.30%	8.96%	(0.06)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169,264	$146,582	$191,239	$165,573	$136,913	$123,119
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51% (4)	0.48%	0.45%	0.47%	0.49%	0.50%
Interest and fee expense(5)	0.11% (4)	0.00% (6)	—	—	0.04%	0.09%
Total expenses	0.62% (4)	0.48%	0.45%	0.47%	0.53%	0.59%
Net investment income	3.09% (4)	2.16%	1.74%	2.27%	2.83%	3.06%
Portfolio Turnover	25% (3)	59%	63%	125%	114%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
48
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.020	$ 9.260	$ 9.320	$ 9.210	$ 8.700	$ 9.020
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.233	$ 0.244	$ 0.262	$ 0.276	$ 0.283
Net realized and unrealized gain (loss)	0.369	(1.242)	(0.063)	0.111	0.506	(0.324)
Total income (loss) from operations	$ 0.489	$ (1.009)	$ 0.181	$ 0.373	$ 0.782	$ (0.041)
Less Distributions
From net investment income	$ (0.119)	$ (0.231)	$ (0.241)	$ (0.263)	$ (0.272)	$ (0.279)
Total distributions	$ (0.119)	$ (0.231)	$ (0.241)	$ (0.263)	$ (0.272)	$ (0.279)
Net asset value — End of period	$ 8.390	$ 8.020	$ 9.260	$ 9.320	$ 9.210	$ 8.700
Total Return(2)	6.13% (3)	(11.06)%	1.95%	4.11%	9.12%	(0.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,950	$89,734	$111,629	$105,917	$102,651	$97,736
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70% (4)	0.70%	0.68%	0.69%	0.71%	0.71%
Interest and fee expense(5)	0.15% (4)	0.05%	0.03%	0.07%	0.13%	0.14%
Total expenses	0.85% (4)	0.75%	0.71%	0.76%	0.84%	0.85%
Net investment income	2.91% (4)	2.66%	2.60%	2.84%	3.08%	3.20%
Portfolio Turnover	13% (3)	17%	3%	11%	11%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
49
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.010	$ 9.260	$ 9.320	$ 9.200	$ 8.700	$ 9.010
Income (Loss) From Operations
Net investment income(1)	$ 0.089	$ 0.168	$ 0.173	$ 0.193	$ 0.209	$ 0.217
Net realized and unrealized gain (loss)	0.379	(1.252)	(0.062)	0.121	0.496	(0.314)
Total income (loss) from operations	$ 0.468	$(1.084)	$ 0.111	$ 0.314	$ 0.705	$ (0.097)
Less Distributions
From net investment income	$ (0.088)	$ (0.166)	$ (0.171)	$ (0.194)	$ (0.205)	$ (0.213)
Total distributions	$(0.088)	$(0.166)	$ (0.171)	$ (0.194)	$ (0.205)	$ (0.213)
Net asset value — End of period	$ 8.390	$ 8.010	$ 9.260	$ 9.320	$ 9.200	$ 8.700
Total Return(2)	5.87% (3)	(11.84)%	1.19%	3.45%	8.19%	(1.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,313	$ 6,697	$11,078	$10,805	$13,233	$19,191
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46% (4)	1.45%	1.43%	1.44%	1.47%	1.46%
Interest and fee expense(5)	0.15% (4)	0.05%	0.03%	0.07%	0.13%	0.14%
Total expenses	1.61% (4)	1.50%	1.46%	1.51%	1.60%	1.60%
Net investment income	2.17% (4)	1.90%	1.85%	2.09%	2.35%	2.45%
Portfolio Turnover	13% (3)	17%	3%	11%	11%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
50
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Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.020	$ 9.270	$ 9.330	$ 9.210	$ 8.710	$ 9.020
Income (Loss) From Operations
Net investment income(1)	$ 0.129	$ 0.250	$ 0.262	$ 0.281	$ 0.293	$ 0.300
Net realized and unrealized gain (loss)	0.378	(1.251)	(0.062)	0.121	0.498	(0.313)
Total income (loss) from operations	$ 0.507	$ (1.001)	$ 0.200	$ 0.402	$ 0.791	$ (0.013)
Less Distributions
From net investment income	$ (0.127)	$ (0.249)	$ (0.260)	$ (0.282)	$ (0.291)	$ (0.297)
Total distributions	$ (0.127)	$ (0.249)	$ (0.260)	$ (0.282)	$ (0.291)	$ (0.297)
Net asset value — End of period	$ 8.400	$ 8.020	$ 9.270	$ 9.330	$ 9.210	$ 8.710
Total Return(2)	6.36% (3)	(10.98)%	2.16%	4.43%	9.21%	(0.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,197	$93,156	$73,812	$63,267	$49,932	$35,722
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50% (4)	0.50%	0.48%	0.49%	0.51%	0.51%
Interest and fee expense(5)	0.15% (4)	0.05%	0.03%	0.07%	0.13%	0.14%
Total expenses	0.65% (4)	0.55%	0.51%	0.56%	0.64%	0.65%
Net investment income	3.12% (4)	2.87%	2.80%	3.04%	3.26%	3.39%
Portfolio Turnover	13% (3)	17%	3%	11%	11%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
51
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
52

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,671,468	$15,248,330	$ 8,472,174
Interest Rate or Range of Interest Rates (%)	4.00	3.97 - 4.01	4.00 - 4.06
Collateral for Floating Rate Notes Outstanding	$6,710,504	$21,354,750	$13,690,716
For the six months ended March 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$3,640,000	$11,520,879	$ 8,435,000
Average Interest Rate	3.17%	3.29%	3.28%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2023.
53

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to their investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$20,797,860	$4,238,447	$9,029,571	$6,655,005
Long-term	$13,508,773	$4,078,961	$7,478,505	$4,468,897
54

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$607,934,302	$144,212,886	$ 371,888,499	$189,520,517
Gross unrealized appreciation	$ 14,665,351	$ 5,043,804	$ 10,368,206	$ 6,437,920
Gross unrealized depreciation	(7,807,317)	(1,869,498)	(10,008,616)	(4,687,003)
Net unrealized appreciation	$ 6,858,034	$ 3,174,306	$ 359,590	$ 1,750,917
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
55

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$1,188,193	$251,650	$687,536	$345,922
Effective Annual Rate	0.41%	0.35%	0.38%	0.37%
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2023 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$ 8,238	$8,652	$22,505	$8,270
EVD's Class A Sales Charges	$ 7,378	$ 738	$ 5,003	$3,008
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$12,996	$1,750	$ 962	$ 107
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$146,072	$74,011	$188,681	$87,151
56

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$72,764	$15,912	$44,773	$21,944
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$24,255	$4,243	$11,940	$5,851
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$3,700	$ —	$ —	$ —
Class C	$ 300	$ 200	$ —	$ — (1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2023 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$537,964,393	$31,536,533	$126,887,689	$34,642,264
Sales	$525,679,448	$24,654,345	$ 90,841,946	$25,545,288
57

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
California Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,168,841	$ 21,564,058	2,865,319	$ 29,784,114
Issued to shareholders electing to receive payments of distributions in Fund shares	148,292	1,475,091	221,379	2,301,810
Redemptions	(2,509,770)	(24,776,835)	(4,181,992)	(42,811,027)
Net decrease	(192,637)	$ (1,737,686)	(1,095,294)	$ (10,725,103)
Class C
Sales	84,457	$ 779,605	248,803	$ 2,384,374
Issued to shareholders electing to receive payments of distributions in Fund shares	23,231	213,564	31,844	307,813
Redemptions	(261,207)	(2,404,351)	(1,123,360)	(10,719,199)
Net decrease	(153,519)	$ (1,411,182)	(842,713)	$ (8,027,012)
Class I
Sales	22,866,783	$ 227,360,981	34,620,410	$ 352,099,265
Issued to shareholders electing to receive payments of distributions in Fund shares	607,777	6,048,301	940,490	9,799,673
Redemptions	(21,303,779)	(210,227,612)	(41,806,675)	(428,757,384)
Net increase (decrease)	2,170,781	$ 23,181,670	(6,245,775)	$ (66,858,446)
Massachusetts Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	966,259	$ 7,739,534	603,311	$ 5,107,402
Issued to shareholders electing to receive payments of distributions in Fund shares	115,720	916,300	184,453	1,540,227
Redemptions	(1,052,455)	(8,340,504)	(1,893,233)	(15,822,294)
Net increase (decrease)	29,524	$ 315,330	(1,105,469)	$ (9,174,665)
58

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund (continued)
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	10,956	$ 86,520	48,135	$ 410,310
Issued to shareholders electing to receive payments of distributions in Fund shares	5,175	40,948	9,091	76,060
Redemptions	(87,490)	(691,769)	(419,780)	(3,491,280)
Net decrease	(71,359)	$ (564,301)	(362,554)	$ (3,004,910)
Class I
Sales	2,934,348	$ 23,116,928	4,284,683	$ 35,540,066
Issued to shareholders electing to receive payments of distributions in Fund shares	94,631	749,729	177,318	1,489,753
Redemptions	(2,322,465)	(18,187,310)	(7,654,198)	(63,285,546)
Net increase (decrease)	706,514	$ 5,679,347	(3,192,197)	$(26,255,727)
New York Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,426,938	$ 13,079,062	1,466,712	$ 13,811,896
Issued to shareholders electing to receive payments of distributions in Fund shares	261,131	2,382,960	567,175	5,573,542
Redemptions	(1,977,794)	(17,971,119)	(5,113,659)	(49,116,567)
Net decrease	(289,725)	$ (2,509,097)	(3,079,772)	$ (29,731,129)
Class C
Sales	79,920	$ 727,842	100,995	$ 981,241
Issued to shareholders electing to receive payments of distributions in Fund shares	12,221	111,515	34,602	343,265
Redemptions	(349,282)	(3,172,328)	(827,781)	(7,940,241)
Net decrease	(257,141)	$ (2,332,971)	(692,184)	$ (6,615,735)
Class I
Sales	6,363,564	$ 57,621,994	11,209,649	$ 106,409,144
Issued to shareholders electing to receive payments of distributions in Fund shares	225,835	2,062,316	435,523	4,268,922
Redemptions	(5,074,913)	(45,792,602)	(13,367,672)	(127,259,927)
Net increase (decrease)	1,514,486	$ 13,891,708	(1,722,500)	$ (16,581,861)
59

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	611,880	$ 5,039,202	1,086,563	$ 9,361,015
Issued to shareholders electing to receive payments of distributions in Fund shares	134,464	1,111,020	270,689	2,357,788
Redemptions	(1,582,019)	(13,021,030)	(2,215,283)	(19,254,525)
Net decrease	(835,675)	$ (6,870,808)	(858,031)	$ (7,535,722)
Class C
Sales	45,413	$ 374,507	106,915	$ 950,983
Issued to shareholders electing to receive payments of distributions in Fund shares	7,006	57,806	18,880	164,959
Redemptions	(254,997)	(2,092,577)	(486,507)	(4,210,335)
Net decrease	(202,578)	$ (1,660,264)	(360,712)	$ (3,094,393)
Class I
Sales	4,486,039	$ 36,899,986	7,902,129	$ 67,364,457
Issued to shareholders electing to receive payments of distributions in Fund shares	167,285	1,384,956	235,800	2,042,397
Redemptions	(3,981,653)	(32,733,188)	(4,488,435)	(38,382,656)
Net increase	671,671	$ 5,551,754	3,649,494	$ 31,024,198
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
9  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Portfolio of Investments. At March 31, 2023, the Ohio and New York Funds had sufficient cash and/or securities to cover commitments under these contracts.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2023, the California Opportunities, New York and Ohio Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
60

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2023 was as follows:
	New York Fund	Ohio Fund
Liability Derivative
Futures contracts	$ (671,907)(1)	$ (178,382)(1)
Total	$(671,907)	$(178,382)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$2,186,362 (1)	$ 1,477,802(1)	$ 392,337(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ —	$(1,904,226) (2)	$(505,546) (2)
(1)	Statements of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Average Notional Cost:
Futures Contracts — Short	$10,493,000	$14,658,000	$3,891,000
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
61

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,253,202	$ —	$ 2,253,202
Tax-Exempt Mortgage-Backed Securities	—	2,427,962	—	2,427,962
Tax-Exempt Municipal Obligations	—	538,809,003	—	538,809,003
Taxable Municipal Obligations	—	70,166,189	—	70,166,189
Trust Units	—	1,135,980	—	1,135,980
Total Investments	$ —	$614,792,336	$ —	$614,792,336
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 146,248,690	$ —	$ 146,248,690
Taxable Municipal Obligations	—	4,809,970	—	4,809,970
Total Investments	$ —	$151,058,660	$ —	$151,058,660
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,297,181	$ —	$ 1,297,181
Tax-Exempt Municipal Obligations	—	379,657,890	—	379,657,890
Taxable Municipal Obligations	—	7,213,255	—	7,213,255
Total Investments	$ —	$ 388,168,326	$ —	$ 388,168,326
Liability Description
Futures Contracts	$ (671,907)	$ —	$ —	$ (671,907)
Total	$ (671,907)	$ —	$ —	$ (671,907)
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 198,972,815	$ —	$ 198,972,815
Trust Units	—	949,175	—	949,175
Total Investments	$ —	$ 199,921,990	$ —	$ 199,921,990
Liability Description
Futures Contracts	$ (178,382)	$ —	$ —	$ (178,382)
Total	$ (178,382)	$ —	$ —	$ (178,382)
62

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
63

Eaton Vance
Municipal Income Funds
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
64

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
65

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
66

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
67

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.23

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2023

AMT-Free    •      National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	6.28%	(2.40)%	1.23%	1.99%
Class A with 3.25% Maximum Sales Charge	—	—	2.85	(5.58)	0.57	1.66
Class C at NAV	05/02/2006	03/16/1978	6.05	(3.04)	0.49	1.38
Class C with 1% Maximum Deferred Sales Charge	—	—	5.05	(3.99)	0.49	1.38
Class I at NAV	03/16/1978	03/16/1978	6.38	(2.12)	1.49	2.25

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.86%	1.61%	0.61%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.35%	2.61%	3.59%
Taxable-Equivalent Distribution Rate	5.65	4.40	6.07
SEC 30-day Yield	2.96	2.32	3.30
Taxable-Equivalent SEC 30-day Yield	4.99	3.92	5.57
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	5.82%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
National Municipal Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	7.06%	(0.82)%	1.93%	2.49%
Class A with 3.25% Maximum Sales Charge	—	—	3.64	(4.01)	1.26	2.15
Class C at NAV	12/03/1993	12/19/1985	6.66	(1.56)	1.18	1.88
Class C with 1% Maximum Deferred Sales Charge	—	—	5.66	(2.52)	1.18	1.88
Class I at NAV	07/01/1999	12/19/1985	7.19	(0.57)	2.19	2.73

Bloomberg Municipal Bond Index	—	—	7.00%	0.26%	2.03%	2.38%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.42%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.54%	2.79%	3.78%
Taxable-Equivalent Distribution Rate	5.97	4.72	6.39
SEC 30-day Yield	3.27	2.64	3.63
Taxable-Equivalent SEC 30-day Yield	5.52	4.45	6.12
% Total Leverage[5]
RIB Financing	1.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
National Municipal Income Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
Municipal Income Funds
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
6

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,062.80	$5.30	1.03%
Class C	$1,000.00	$1,060.50	$9.14	1.78%
Class I	$1,000.00	$1,063.80	$4.01	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.19	1.03%
Class C	$1,000.00	$1,016.06	$8.95	1.78%
Class I	$1,000.00	$1,021.04	$3.93	0.78%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
7

Eaton Vance
Municipal Income Funds
March 31, 2023
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,070.60	$4.03	0.78%
Class C	$1,000.00	$1,066.60	$7.88	1.53%
Class I	$1,000.00	$1,071.90	$2.74	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.04	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,022.29	$2.67	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
8

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,024	$ 975,809
Total Tax-Exempt Mortgage-Backed Securities (identified cost $972,768)		$ 975,809

Tax-Exempt Municipal Obligations — 104.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.8%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 90,924
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	120	102,726
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,400	1,392,034
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	1,830	1,760,423
University of California, 5.25%, 5/15/35	3,555	3,664,139
		$ 7,010,246
Electric Utilities — 5.3%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,053,485
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	5,000	5,002,550
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,478,975
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,941,552
Green Bonds, 5.00%, 12/15/49	1,500	1,687,545
		$ 13,164,107
Escrowed/Prerefunded — 3.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,442,650
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,484,448
		$ 8,927,098
Security	Principal Amount (000's omitted)	Value
General Obligations — 22.5%
Andover, MA, 4.00%, 7/15/52	$1,355	$ 1,339,296
Chicago Board of Education, IL:
5.00%, 12/1/42	390	380,909
5.00%, 12/1/44	1,405	1,395,713
Chicago, IL:
5.00%, 1/1/39	1,400	1,437,828
5.00%, 1/1/44	1,490	1,495,036
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	3,952,640
District of Columbia:
4.00%, 2/1/46	3,500	3,514,210
5.00%, 6/1/37(1)	7,000	7,579,180
Fort Worth Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/42	3,970	4,026,334
Illinois:
4.00%, 11/1/40	1,000	964,750
5.00%, 5/1/35	2,000	2,023,420
5.50%, 5/1/39	205	226,953
5.50%, 3/1/42	2,300	2,561,234
5.75%, 5/1/45	210	231,613
Little Elm Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	4,225	4,523,877
New York, NY:
4.00%, 9/1/46	2,000	1,956,740
4.00%, 4/1/50(2)	2,000	1,936,600
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,998,050
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,500	3,476,445
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,179,386
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,101,050
		$ 56,301,264
Hospital — 10.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,639,625
5.00%, 4/1/52	2,500	2,622,150
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,729,804
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,068,850

9
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$1,000	$ 1,056,360
Colorado Health Facilities Authority, (Craig Hospital), 5.00%, 12/1/47	1,835	1,931,650
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,958,537
5.00%, 6/1/37	1,000	1,052,020
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	500	445,680
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,475	1,552,098
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,059,869
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)	5,000	5,049,650
		$ 27,166,293
Housing — 2.3%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,134,638
Massachusetts Housing Finance Agency, (GNMA),(FNMA),(FHLMC), Social Bonds, 4.95%, 12/1/53	2,500	2,552,975
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	508,250
5.00%, 7/1/42	1,250	1,257,912
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,738,775
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,953,332
		$ 1,953,332
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,391,387
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	1,395	1,369,360
		$ 3,760,747
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 2.4%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,350,305
McCook, IL:
(AGM), 4.00%, 12/1/29	240	257,472
(AGM), 4.00%, 12/1/30	200	214,074
(AGM), 4.00%, 12/1/33	450	476,964
(AGM), 4.00%, 12/1/34	190	200,482
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,522,275
		$ 6,021,572
Insured - Lease Revenue/Certificates of Participation — 3.1%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,616,938
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	1,155	1,119,299
		$ 7,736,237
Insured - Other Revenue — 2.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,205,770
		$ 6,205,770
Insured - Special Tax Revenue — 3.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,622,560
(NPFG), 5.50%, 1/1/30	2,565	3,014,952
		$ 9,637,512
Insured - Transportation — 7.4%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,002,590
(AGM), 5.125%, 1/1/31	1,000	1,002,610
(AGM), 5.25%, 1/1/32	785	787,096
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,233,477
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,562,880
		$ 18,588,653
Insured - Water and Sewer — 0.8%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 671,270
(AGM), 5.00%, 7/1/33	565	578,690
(AGM), 5.00%, 7/1/35	280	286,163

10
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department): (continued)
(AGM), 5.00%, 7/1/37	$565	$ 575,842
		$ 2,111,965
Other Revenue — 3.6%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,620	$ 1,469,000
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	784,087
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	640	670,157
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	2,000	2,005,040
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	942,536
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	3,000	3,018,510
		$ 9,105,330
Senior Living/Life Care — 3.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(4)	$140	$ 131,896
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	831,013
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(4)	265	242,472
5.625%, 7/1/46(4)	360	329,692
5.75%, 7/1/54(4)	775	706,227
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	915,790
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,012,177
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,627,563
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,670,332
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	245	211,572
		$ 7,678,734
Special Tax Revenue — 9.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,572,650
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,500	$ 2,439,825
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	1,500	1,731,690
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,387,578
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,359,450
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,009,350
4.00%, 5/1/45	2,795	2,755,758
5.00%, 11/1/46(1)	2,000	2,203,140
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	1,000	988,190
5.00%, 3/15/48	500	549,245
Puerto Rico Sales Tax Financing Corp:
0.00%, 7/1/51	4,500	875,790
5.00%, 7/1/58	2,817	2,659,727
		$ 23,532,393
Transportation — 9.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$1,100	$ 1,114,531
5.25%, 11/1/31	1,455	1,474,075
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,229,560
Georgia Ports Authority, 4.00%, 7/1/47	2,625	2,614,264
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,103,927
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	228,463
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,316,320
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,590,325
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,698,650
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,120,730
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,295,960
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,490,955

11
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	$355	$ 373,630
Texas Transportation Commission, 0.00%, 8/1/40	1,000	405,620
		$ 23,057,010
Water and Sewer — 9.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$ 7,681,520
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/41	2,715	3,046,746
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,500	4,518,720
4.00%, 6/15/51	2,000	1,949,000
5.25%, 6/15/52(1)	1,000	1,122,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/43(5)	4,350	4,350,000
		$ 22,667,986
Total Tax-Exempt Municipal Obligations (identified cost $252,955,048)		$ 260,365,024
Total Investments — 104.4% (identified cost $253,927,816)		$ 261,340,833
Other Assets, Less Liabilities — (4.4)%		$ (11,062,920)
Net Assets — 100.0%		$ 250,277,913
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $3,292,190 or 1.3% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	21.4%
New York	14.4%
Others, representing less than 10% individually	68.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 9.0% to 14.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,372,644
Grand Canyon University, 4.125%, 10/1/24	20,000	18,947,800
		$ 23,320,444
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,650	$ 6,976,828
		$ 6,976,828
Other — 0.0%(1)
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,339,318
		$ 2,339,318
Total Corporate Bonds (identified cost $30,295,844)		$ 32,636,590

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	$10,000	$ 11,166,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,105	11,783,946
		$ 22,950,646
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 6.9%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$230	$ 196,892
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 10/15/48	3,850	4,161,465
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	6,255	6,017,185
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	7,000	7,187,880
Miami University, OH, 4.00%, 9/1/45	4,030	3,934,287
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	$13,750	$ 14,765,300
Oregon Health and Science University, Green Bonds, 3.00%, 7/1/51	10,000	7,743,000
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	5,003,850
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,787,274
Philadelphia Industrial Development Authority, PA, (Temple University), 5.00%, 4/1/45	5,000	5,099,900
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,855,860
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	5,000	5,338,600
University of California:
5.25%, 5/15/36	5,720	5,886,681
5.25%, 5/15/37	13,000	13,365,690
5.25%, 5/15/38	7,700	7,912,366
University of California Medical Center, 5.00%, 5/15/47	28,170	30,965,872
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,453,200
University of Oregon, 5.00%, 4/1/50	12,500	13,391,625
University of Texas, 4.00%, 7/1/42	4,900	4,945,276
University of Utah, 5.00%, 8/1/44	12,240	13,164,732
University of Virginia:
5.00%, 4/1/39	21,600	23,275,944
5.00%, 4/1/42	19,370	20,749,725
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,620,765
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,855,950
		$ 235,679,319
Electric Utilities — 2.9%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$16,020	$ 12,455,229
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,847,350
Omaha Public Power District, NE:
5.00%, 2/1/47(2)	20,000	22,137,800
5.25%, 2/1/52	12,500	13,948,875
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.95%, 8/1/31(4)	14,000	14,000,000
Sacramento Municipal Utility District, CA, 4.00%, 8/15/45	11,560	11,660,919

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	$10,520	$ 10,585,645
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	10,638,900
		$ 100,274,718
Escrowed/Prerefunded — 1.6%
Charleston County Airport District, SC, (AMT), Prerefunded to 7/1/23, 5.50%, 7/1/38	$10,000	$ 10,062,800
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	65	74,971
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,708,273
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	15,262,415
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,300,400
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,393,381
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,400,923
		$ 56,203,163
General Obligations — 19.0%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,165,000
Austin Independent School District, TX, 5.00%, 8/1/48	5,000	5,399,550
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(2)	15,000	16,510,350
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/47	5,000	5,619,100
California:
5.00%, 11/1/42	25,000	28,620,250
5.25%, 9/1/47	10,500	12,037,725
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	10,901,800
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,346,050
5.00%, 12/1/42	10,405	10,162,459
5.00%, 12/1/44	15,110	15,010,123
Chicago, IL:
4.00%, 1/1/35	2,500	2,455,275
5.00%, 1/1/40	1,500	1,535,175
5.00%, 1/1/44	12,350	12,391,743
5.25%, 1/1/38	6,750	7,253,415
5.50%, 1/1/39	5,000	5,448,200
Clark County, NV, 5.00%, 5/1/48	19,650	20,808,367
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
District of Columbia, 4.00%, 2/1/46	$13,250	$ 13,303,795
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	7,000	7,441,000
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	10,000	9,981,000
Harris County Flood Control District, TX, Sustainability Bonds, 4.25%, 10/1/47	10,940	11,105,522
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	2,761,134
0.00%, 6/15/45	4,595	1,671,845
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	14,300	14,412,112
Illinois:
5.00%, 2/1/24	10,705	10,875,317
5.00%, 11/1/24	11,295	11,637,690
5.00%, 2/1/27	18,500	18,739,945
5.00%, 2/1/29	15,000	16,071,000
5.00%, 5/1/39	10,000	10,071,200
5.25%, 7/1/30	6,150	6,174,662
5.50%, 5/1/39	870	963,168
5.50%, 3/1/42	11,700	13,028,886
5.75%, 5/1/45	890	981,599
Massachusetts:
3.00%, 4/1/49	10,000	7,814,200
4.00%, 12/1/44	7,850	7,853,768
New York, NY:
4.00%, 8/1/38	11,520	11,714,112
4.00%, 9/1/46	10,000	9,783,700
4.00%, 4/1/50(5)	5,000	4,841,500
4.17%, 4/1/42(6)	1,700	1,700,000
5.00%, 8/1/47	22,350	24,287,074
5.25%, 5/1/42	3,335	3,768,884
5.25%, 9/1/42	5,000	5,670,650
5.25%, 9/1/43	1,665	1,880,934
5.25%, 4/1/47(5)	5,000	5,611,950
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 3/1/40(6)	6,095	6,095,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	22,185,000
Norwalk, CT, 4.00%, 8/15/47	10,000	9,990,000
Norwood, MA, 4.00%, 9/15/47	11,065	11,019,855
Pasadena Independent School District, (PSF Guaranteed), 4.00%, 2/15/52	10,000	9,848,200
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	8,000	7,825,440
Puerto Rico:
4.00%, 7/1/41	7,500	6,101,850

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$10,762	$ 11,252,490
5.75%, 7/1/31	13,891	14,759,733
Rice County, MN, 4.00%, 2/1/52	7,170	7,051,695
San Antonio Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47	16,240	17,983,689
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,352,969
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,328,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,101,050
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,222,690
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,364,000
Tomball Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	8,000	8,992,000
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	6,049,560
Washington:
5.00%, 2/1/33	13,140	13,385,455
5.00%, 6/1/40	5,350	5,792,017
5.00%, 6/1/41	5,465	5,898,812
5.00%, 6/1/42	5,950	6,402,676
Wisconsin, 4.00%, 5/1/41	7,090	7,199,895
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,908,370
5.00%, 8/15/56(2)	5,000	5,486,300
		$ 651,408,875
Hospital — 11.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,558,500
5.00%, 4/1/52	10,000	10,488,600
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/51	4,000	3,012,480
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,665	19,108,284
5.00%, 8/15/51	13,880	15,090,058
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	17,629,921
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	25,610,150
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	$4,515	$ 3,412,798
4.00%, 11/15/43	12,145	11,809,434
4.00%, 11/15/50	10,030	9,365,513
Colorado Health Facilities Authority, (Adventist Health System/Sunbelt Obligated Group), 4.00%, 11/15/46	9,715	9,245,571
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	2,885	2,651,834
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,456,339
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,005	3,569,897
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,746,080
4.00%, 2/15/47	10,210	9,498,771
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	7,500	7,210,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	7,985,850
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	11,034,240
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	10,000	9,176,300
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019E, 4.00%, 1/1/45	9,000	8,785,890
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,431,830
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.90%, 7/1/40(4)	4,950	4,950,000
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	22,760	23,174,460
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,805,282
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/45	10,000	9,684,800
4.00%, 12/1/49	5,645	5,360,492
5.00%, 12/1/41	5,395	5,693,721
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,420,500
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	9,475	9,040,666
5.00%, 1/1/44	6,000	6,040,200
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,475	5,230,596

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$11,795	$ 12,411,525
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,343,756
Oregon Health and Science University, Green Bonds, 4.00%, 7/1/51	4,185	4,185,209
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/38	2,000	2,014,840
4.00%, 8/15/42	5,010	5,003,487
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,049,940
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,112,100
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,619,150
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,244,160
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,822,150
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	21,985,864
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,453,921
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	5,000	5,017,850
4.00%, 11/15/46	5,000	4,737,150
		$ 405,280,659
Housing — 1.2%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(7)	$2,335	$ 1,545,676
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(7)	15,730	10,315,105
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(7)	9,930	6,615,068
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	1,750	1,724,730
5.75%, 7/1/53	2,000	2,129,540
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.52%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(8)	3,890	3,890,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	$1,500	$ 1,507,410
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,149,470
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(9)	10,640	10,427,200
		$ 40,304,199
Industrial Development Revenue — 2.5%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(7)	$1,000	$ 898,710
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	190	190,051
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53(5)	1,500	1,523,715
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	31,500	29,529,990
(AMT), 5.00%, 10/1/40	41,585	41,842,827
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(7)	3,350	3,088,968
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	5,000	5,004,150
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(7)	475	457,454
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,728,920
		$ 86,264,785
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,220	$ 1,300,593
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,125	4,049,183
		$ 5,349,776
Insured - Escrowed/Prerefunded — 1.1%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 39,330,899
		$ 39,330,899

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.7%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,092,600
Ellis County Unified School District No. 489, KS, (AGM), 5.00%, 9/1/47	13,600	14,717,648
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,730,979
Marlin Independent School District, TX, (AGM), 4.00%, 2/15/48	4,520	4,375,496
Montclair Board of Education, NJ:
(BAM), 4.00%, 1/15/40	4,200	4,266,612
(BAM), 4.00%, 1/15/41	4,200	4,244,436
(BAM), 4.00%, 1/15/42	4,200	4,232,970
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,057,520
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,674,829
		$ 57,393,090
Insured - Hospital — 0.0%(1)
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 860,728
		$ 860,728
Insured - Lease Revenue/Certificates of Participation — 0.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 7,900,160
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	1,530	1,482,708
		$ 9,382,868
Insured - Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 34,046,845
		$ 34,046,845
Insured - Special Tax Revenue — 0.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 12,705,660
(NPFG), 5.50%, 1/1/30	3,080	3,620,294
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	9,778,730
		$ 26,104,684
Insured - Transportation — 0.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,745,643
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	$10,000	$ 10,293,100
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	4,009,920
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,457,937
		$ 29,506,600
Insured - Water and Sewer — 0.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$10,000	$ 10,977,300
		$ 10,977,300
Lease Revenue/Certificates of Participation — 0.5%
Colorado, Certificates of Participation, 6.00%, 12/15/40	$5,045	$ 6,150,107
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	5,000	4,769,250
Minnesota, 5.00%, 6/1/38	2,500	2,506,425
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,312,480
		$ 15,738,262
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$3,190	$ 3,197,720
		$ 3,197,720
Other Revenue — 2.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$37,065	$ 33,610,172
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	761,670
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	4,900	5,130,888
Houston, TX, Hotel Occupancy Tax and Special Revenue, 3.00%, 9/1/33	140	137,382
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(7)	1,865	1,927,011
Series B, 5.25%, 1/1/38(7)	1,000	1,033,250
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	6,785	7,185,654
5.00% to 6/1/30 (Put Date), 6/1/53	10,000	10,438,000

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.236%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(8)	$12,500	$ 12,246,875
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	11,645	12,255,897
		$ 84,771,799
Senior Living/Life Care — 1.2%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(7)	$1,155	$ 1,097,331
Green Bonds, 2.375%, 11/15/28(7)	970	913,847
Green Bonds, 5.00%, 11/15/46(7)	540	475,335
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	223,913
5.375%, 11/15/55	300	269,733
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,141,920
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(7)	5,550	5,375,508
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,316,902
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(7)	17,410	15,527,805
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	969,125
5.00%, 11/1/32	275	261,907
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	692,252
6.75%, 11/15/51	3,250	2,985,482
6.875%, 11/15/55	200	185,276
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41	765	630,697
4.00%, 9/15/45	650	511,023
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	757,462
		$ 41,335,518
Special Tax Revenue — 9.3%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue, Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,773,798
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	3,820	3,728,053
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	$10,000	$ 11,544,600
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	6,880	6,693,758
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/44	15,060	16,900,031
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,369,111
4.00%, 7/1/51	12,705	12,547,458
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	10,250	8,936,872
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,929,565
4.00%, 11/15/46	10,000	9,903,700
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(9)	230	0
5.35%, 5/1/38(9)	80	0
5.75%, 5/1/38	325	327,477
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,084,450
5.00%, 8/1/38	10,000	10,630,900
5.00%, 8/1/39	2,585	2,639,518
5.00%, 11/1/46	1,095	1,206,219
5.00%, 11/1/46(2)	13,000	14,320,410
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(6)	5,300	5,300,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/42(6)	16,900	16,900,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/39	10,000	10,077,700
4.00%, 3/15/40	10,000	10,024,700
4.00%, 3/15/46	5,000	4,890,700
4.00%, 2/15/47	15,220	14,839,043
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/35	7,840	8,409,498
(AMT), 5.00%, 3/15/28	1,705	1,897,597
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	25,000	27,279,250
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/46	4,950	4,885,105
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	5,000	4,940,950
5.00%, 3/15/48	3,810	4,185,247
Green Bonds, 5.00%, 3/15/53	10,000	10,909,800

18
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,927,500
Puerto Rico Sales Tax Financing Corp:
0.00%, 7/1/46	19,385	5,090,307
4.329%, 7/1/40	4,244	3,872,820
5.00%, 7/1/58	36,291	34,264,876
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35(9)	400	359,160
Series A2, 5.80%, 5/1/35(9)	310	208,866
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(9)	1,532	827,089
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/47	8,240	8,984,566
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	5,000	4,897,350
		$ 319,508,044
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$2,060	$ 2,062,554
		$ 2,062,554
Transportation — 21.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/39	$7,000	$ 6,834,800
(AMT), 5.00%, 1/1/51	12,775	13,269,009
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,587,181
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,150,480
(AMT), 5.00%, 1/1/34	5,250	5,283,075
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,427,705
5.00%, 1/1/36	6,000	6,256,920
(AMT), 5.00%, 1/1/33	7,300	7,462,644
(AMT), 5.00%, 1/1/34	12,500	12,767,000
(AMT), 5.00%, 1/1/47	6,450	6,569,196
(AMT), 5.00%, 1/1/53	14,370	14,683,697
(AMT), 5.25%, 1/1/53	10,500	11,000,745
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,531,278
(AMT), 5.25%, 11/1/30	11,015	11,110,170
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	$5,000	$ 5,337,150
(AMT), 5.00%, 12/1/38	10,000	10,544,500
(AMT), 5.00%, 11/15/42	9,575	10,317,158
(AMT), 5.00%, 11/15/53	5,835	6,133,810
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,039,347
(AMT), 5.00%, 7/1/45	11,205	11,334,978
(AMT), 5.00%, 7/1/47	12,500	13,232,875
Illinois Toll Highway Authority:
4.00%, 1/1/46	10,185	9,949,828
5.00%, 1/1/38	15,000	15,156,150
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority):
(AMT), 5.25%, 1/1/40	5,000	5,454,350
(AMT), 5.25%, 1/1/41	3,255	3,534,377
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,264,235
(AMT), 5.00%, 3/1/46	6,400	6,604,864
(AMT), 5.00%, 3/1/54	4,835	4,945,867
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,110,091
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,020,062
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,935,585
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,111,047
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	7,000	6,664,770
(AMT), 5.00%, 7/1/43	8,000	8,183,920
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/49	20,500	21,293,145
(AMT), 5.25%, 7/1/47	10,750	11,507,552
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	3,050	3,096,940
Metropolitan Washington Airports Authority, D.C.:
(LOC: TD Bank, N.A.), 3.93%, 10/1/39(4)	5,000	5,000,000
(LOC: TD Bank, N.A.), 3.96%, 10/1/40(4)	2,690	2,690,000
(AMT), 5.00%, 10/1/44	10,500	10,994,550
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,704,316
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/50	20,500	21,240,665

19
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)
2019 Series AA, 5.25%, 6/15/43	$10,000	$ 10,593,300
2019 Series BB, 4.00%, 6/15/50	17,575	16,340,708
2020 Series AA, 4.00%, 6/15/50	15,000	13,946,550
2022 Series CC, 5.25%, 6/15/43	5,750	6,288,143
New Jersey Turnpike Authority, 4.50%, 1/1/48	8,000	8,250,800
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,879,100
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	25,865	25,918,799
(AMT), 5.25%, 1/1/50	1,180	1,183,446
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,914,800
North Texas Tollway Authority, 4.125%, 1/1/39	10,215	10,361,790
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,867,827
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.75%, 6/30/48	9,750	10,549,695
Pennsylvania Turnpike Commission:
(LOC: TD Bank N.A.), 3.95%, 12/1/38(4)	10,000	10,000,000
(LOC: TD Bank, N.A.), 3.95%, 12/1/39(4)	8,700	8,700,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,667,187
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,434,813
(AMT), 5.00%, 7/1/49	10,400	10,805,704
Port Authority of New York and New Jersey:
4.00%, 11/1/39	2,150	2,171,500
5.00%, 9/1/37	6,000	6,645,780
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,671,000
(AMT), 5.00%, 7/1/44	8,000	8,363,600
(AMT), 5.00%, 7/1/45	12,260	12,876,310
(AMT), 5.25%, 7/1/43	17,000	18,693,200
Port of Seattle, WA, (AMT), 5.00%, 4/1/44	9,870	10,335,370
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,828,931
(AMT), 5.00%, 7/1/43	3,165	3,270,553
(AMT), 5.00%, 7/1/46	15,975	16,744,835
(AMT), 5.00%, 7/1/47	6,500	6,642,350
(AMT), 5.25%, 7/1/48	16,260	16,890,400
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	$5,000	$ 5,166,300
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,653,470
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/38	4,140	3,891,766
5.00%, 12/31/35	2,885	3,036,405
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,065	6,626,617
		$ 736,547,081
Water and Sewer — 5.7%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,401,560
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,500	6,189,700
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,690,931
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	2,951,160
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,874,120
Marin Municipal Water District, CA, 4.00%, 6/15/45	10,335	10,361,974
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,409,380
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,263,214
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,777,100
4.125%, 6/15/47	5,000	4,968,500
5.00%, 6/15/47(2)	8,000	8,863,760
5.00%, 6/15/51	5,000	5,435,800
5.25%, 6/15/46	15,000	17,070,600
(SPA: Barclays Bank PLC), 3.65%, 6/15/50(6)	7,500	7,500,000
(SPA: Barclays Bank PLC), 3.65%, 6/15/53(6)	2,775	2,775,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/43(6)	10,475	10,475,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/50(6)	14,180	14,180,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,314,850
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	23,445	25,534,887
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,887,750

20
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Seattle, WA, Water System, Green Bonds, 5.00%, 9/1/52	$8,610	$ 9,515,428
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,081,373
Texas Water Development Board, 4.00%, 10/15/49	2,500	2,459,800
		$ 195,981,887
Total Tax-Exempt Municipal Obligations (identified cost $3,126,508,496)		$3,213,099,436

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$6,976	$ 1,255,705
		$ 1,255,705
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 896,962
3.15%, 4/1/37	1,750	1,298,675
		$ 2,195,637
General Obligations — 0.7%
Douglas County School District No. 17, NE, 2.192%, 6/15/35	$775	$ 591,782
Lakeside School District No. 9, AR:
1.65%, 4/1/36	1,115	783,767
1.90%, 4/1/39	750	502,643
Los Angeles Community College District, CA, 1.806%, 8/1/30	15,000	12,743,400
Maryland, 0.41%, 8/1/23	5,240	5,162,396
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	914,390
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	7,122	3,106,923
		$ 23,805,301
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,761,010
		$ 34,761,010
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.7%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$5,000	$ 5,006,650
Louisiana Local Government Environmental Facilities and Community Development Authority, (Louisiana Utilities Restoration Corp./ELL), 5.081%, 6/1/31	18,850	19,017,011
		$ 24,023,661
Insured - General Obligations — 0.0%(1)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 957,549
(AGM), 2.41%, 4/1/34	195	159,071
		$ 1,116,620
Insured - Special Tax Revenue — 0.0%(1)
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	$1,055	$ 845,994
		$ 845,994
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,064,925
(AMBAC), 0.00%, 10/1/27	34,390	27,665,379
		$ 46,730,304
Lease Revenue/Certificates of Participation — 0.3%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$10,000	$ 9,783,900
		$ 9,783,900
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,977,760
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,431,740
		$ 24,409,500
Senior Living/Life Care — 0.0%(1)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,221,287
		$ 1,221,287

21
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.574%, 4/1/31	$12,555	$ 11,403,330
		$ 11,403,330
Total Taxable Municipal Obligations (identified cost $193,414,919)		$ 181,552,249
Total Investments — 100.0% (identified cost $3,350,219,259)		$3,427,288,275
Other Assets, Less Liabilities — (0.0)%(1)		$ (1,341,251)
Net Assets — 100.0%		$3,425,947,024
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Amount is less than 0.05% or (0.05)%, as applicable.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(5)	When-issued security.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $49,271,068 or 1.4% of the Fund's net assets.
(8)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.4%
California	13.7%
Texas	10.8%
Others, representing less than 10% individually	58.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.6% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	6/21/23	$(121,319,531)	$ (5,500,126)
					$(5,500,126)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 253,927,816	$ 3,350,219,259
Unrealized appreciation	7,413,017	77,069,016
Investments, at value	$261,340,833	$3,427,288,275
Cash	$ 3,854,646	$ 10,560,601
Deposits for derivatives collateral — futures contracts	—	3,961,387
Interest receivable	3,276,866	42,535,586
Receivable for investments sold	34,471	22,032,100
Receivable for Fund shares sold	82,034	12,454,252
Total assets	$268,588,850	$3,518,832,201
Liabilities
Payable for floating rate notes issued	$ 15,485,867	$ 56,919,552
Payable for investments purchased	—	8,114,302
Payable for when-issued securities	1,901,660	11,820,450
Payable for Fund shares redeemed	396,908	10,407,487
Payable for variation margin on open futures contracts	—	924,974
Distributions payable	113,543	2,097,320
Payable to affiliates:
Investment adviser fee	91,070	965,739
Distribution and service fees	27,801	294,992
Interest expense and fees payable	190,790	441,956
Accrued expenses	103,298	898,405
Total liabilities	$ 18,310,937	$ 92,885,177
Net Assets	$250,277,913	$3,425,947,024
Sources of Net Assets
Paid-in capital	$ 291,846,506	$ 3,772,546,666
Accumulated loss	(41,568,593)	(346,599,642)
Net Assets	$250,277,913	$3,425,947,024
Class A Shares
Net Assets	$ 112,188,755	$ 1,190,174,741
Shares Outstanding	13,776,562	128,878,473
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.14	$ 9.23
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.41	$ 9.54
Class C Shares
Net Assets	$ 4,214,154	$ 52,828,817
Shares Outstanding	520,508	5,721,062
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.10	$ 9.23
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)  — continued

	March 31, 2023
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$133,875,004	$2,182,943,466
Shares Outstanding	15,054,711	236,418,990
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.89	$ 9.23
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,478,100	$ 73,501,464
Total investment income	$ 5,478,100	$ 73,501,464
Expenses
Investment adviser fee	$ 524,817	$ 5,525,877
Distribution and service fees:
Class A	144,797	1,473,800
Class C	23,601	272,774
Trustees’ fees and expenses	8,440	54,250
Custodian fee	28,569	300,171
Transfer and dividend disbursing agent fees	46,998	733,803
Legal and accounting services	34,491	103,768
Printing and postage	6,332	77,570
Registration fees	42,615	168,400
Interest expense and fees	244,821	1,526,175
Miscellaneous	20,440	80,432
Total expenses	$ 1,125,921	$ 10,317,020
Net investment income	$ 4,352,179	$ 63,184,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,037,195)	$ (49,732,826)
Futures contracts	—	12,097,055
Net realized loss	$ (5,037,195)	$ (37,635,771)
Change in unrealized appreciation (depreciation):
Investments	$ 15,691,967	$ 211,220,918
Futures contracts	—	(15,587,695)
Net change in unrealized appreciation (depreciation)	$15,691,967	$195,633,223
Net realized and unrealized gain	$10,654,772	$157,997,452
Net increase in net assets from operations	$15,006,951	$221,181,896
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,352,179	$ 63,184,444
Net realized loss	(5,037,195)	(37,635,771)
Net change in unrealized appreciation (depreciation)	15,691,967	195,633,223
Net increase in net assets from operations	$ 15,006,951	$ 221,181,896
Distributions to shareholders:
Class A	$ (1,974,384)	$ (21,590,595)
Class C	(62,724)	(794,182)
Class I	(2,289,855)	(39,689,281)
Total distributions to shareholders	$ (4,326,963)	$ (62,074,058)
Transactions in shares of beneficial interest:
Class A	$ (6,881,485)	$ (48,668,983)
Class C	(904,465)	(5,469,072)
Class I	9,077,643	194,286,004
Net increase in net assets from Fund share transactions	$ 1,291,693	$ 140,147,949
Net increase in net assets	$ 11,971,681	$ 299,255,787
Net Assets
At beginning of period	$ 238,306,232	$ 3,126,691,237
At end of period	$250,277,913	$3,425,947,024
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,148,480	$ 87,317,787
Net realized loss	(18,029,404)	(232,773,288)
Net change in unrealized appreciation (depreciation)	(33,643,392)	(323,814,828)
Net decrease in net assets from operations	$ (43,524,316)	$ (469,270,329)
Distributions to shareholders:
Class A	$ (3,726,887)	$ (34,992,231)
Class C	(137,551)	(1,325,303)
Class I	(4,457,845)	(58,955,993)
Total distributions to shareholders	$ (8,322,283)	$ (95,273,527)
Transactions in shares of beneficial interest:
Class A	$ (20,210,316)	$ (162,612,967)
Class C	(2,892,659)	(27,668,849)
Class I	(37,743,092)	(118,929,047)
Net decrease in net assets from Fund share transactions	$ (60,846,067)	$ (309,210,863)
Net decrease in net assets	$(112,692,666)	$ (873,754,719)
Net Assets
At beginning of year	$ 350,998,898	$ 4,000,445,956
At end of year	$ 238,306,232	$3,126,691,237
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.137	$ 0.227	$ 0.236	$ 0.274	$ 0.317	$ 0.336
Net realized and unrealized gain (loss)	0.349	(1.495)	0.053	0.011 (2)	0.381	(0.262)
Total income (loss) from operations	$ 0.486	$ (1.268)	$ 0.289	$ 0.285	$ 0.698	$ 0.074
Less Distributions
From net investment income	$ (0.136)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)
Total distributions	$ (0.136)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)
Net asset value — End of period	$ 8.140	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870
Total Return(3)	6.28% (4)	(13.85)%	3.14%	3.12%	8.02%	0.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,189	$113,933	$157,981	$158,729	$150,853	$139,623
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83% (5)	0.79%	0.76%	0.78%	0.81%	0.81%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	1.03% (5)	0.86%	0.80%	0.92%	1.04%	1.05%
Net investment income	3.43% (5)	2.61%	2.53%	2.97%	3.51%	3.74%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.106	$ 0.159	$ 0.167	$ 0.204	$ 0.249	$ 0.267
Net realized and unrealized gain (loss)	0.359	(1.493)	0.051	0.011 (2)	0.380	(0.262)
Total income (loss) from operations	$ 0.465	$(1.334)	$ 0.218	$ 0.215	$ 0.629	$ 0.005
Less Distributions
From net investment income	$ (0.105)	$ (0.166)	$ (0.178)	$ (0.215)	$ (0.249)	$ (0.265)
Total distributions	$(0.105)	$(0.166)	$(0.178)	$ (0.215)	$ (0.249)	$ (0.265)
Net asset value — End of period	$ 8.100	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820
Total Return(3)	6.05% (4)	(14.59)%	2.38%	2.36%	7.24%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,214	$ 4,906	$ 9,017	$15,094	$19,715	$32,545
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58% (5)	1.54%	1.51%	1.53%	1.56%	1.56%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	1.78% (5)	1.61%	1.55%	1.67%	1.79%	1.80%
Net investment income	2.68% (5)	1.83%	1.80%	2.23%	2.78%	2.99%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
29
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970
Income (Loss) From Operations
Net investment income(1)	$ 0.160	$ 0.271	$ 0.283	$ 0.323	$ 0.370	$ 0.391
Net realized and unrealized gain (loss)	0.389	(1.644)	0.055	0.023 (2)	0.422	(0.292)
Total income (loss) from operations	$ 0.549	$ (1.373)	$ 0.338	$ 0.346	$ 0.792	$ 0.099
Less Distributions
From net investment income	$ (0.159)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)
Total distributions	$ (0.159)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)
Net asset value — End of period	$ 8.890	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680
Total Return(3)	6.38% (4)	(13.64)%	3.36%	3.48%	8.34%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,875	$119,467	$184,002	$168,113	$145,788	$132,313
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58% (5)	0.54%	0.51%	0.53%	0.56%	0.56%
Interest and fee expense(6)	0.20% (5)	0.07%	0.04%	0.14%	0.23%	0.24%
Total expenses	0.78% (5)	0.61%	0.55%	0.67%	0.79%	0.80%
Net investment income	3.67% (5)	2.84%	2.77%	3.21%	3.76%	3.98%
Portfolio Turnover	36% (4)	60%	32%	58%	33%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
30
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.169	$ 0.224	$ 0.223	$ 0.265	$ 0.322	$ 0.350
Net realized and unrealized gain (loss)	0.447	(1.507)	0.082	0.119	0.491	(0.277)
Total income (loss) from operations	$ 0.616	$ (1.283)	$ 0.305	$ 0.384	$ 0.813	$ 0.073
Less Distributions
From net investment income	$ (0.166)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)
Total distributions	$ (0.166)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)
Net asset value — End of period	$ 9.230	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	7.06% (3)	(12.62)%	2.99%	3.84%	8.57%	0.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,190,175	$1,179,909	$1,558,418	$1,620,505	$1,605,407	$1,419,239
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69% (4)	0.64%	0.61%	0.64%	0.68%	0.69%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	0.78% (4)	0.67%	0.63%	0.69%	0.80%	0.88%
Net investment income	3.73% (4)	2.30%	2.15%	2.61%	3.26%	3.58%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
31
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.135	$ 0.148	$ 0.146	$ 0.190	$ 0.252	$ 0.276
Net realized and unrealized gain (loss)	0.447	(1.504)	0.081	0.119	0.488	(0.276)
Total income (loss) from operations	$ 0.582	$ (1.356)	$ 0.227	$ 0.309	$ 0.740	$ —
Less Distributions
From net investment income	$ (0.132)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)
Total distributions	$ (0.132)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)
Net asset value — End of period	$ 9.230	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	6.66% (3)	(13.28)%	2.22%	3.08%	7.77%	0.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,829	$55,558	$ 94,851	$131,330	$172,417	$363,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44% (4)	1.39%	1.36%	1.39%	1.43%	1.44%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	1.53% (4)	1.42%	1.38%	1.44%	1.55%	1.63%
Net investment income	2.98% (4)	1.52%	1.41%	1.87%	2.57%	2.83%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
32
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.180	$ 0.248	$ 0.248	$ 0.289	$ 0.341	$ 0.374
Net realized and unrealized gain (loss)	0.447	(1.507)	0.082	0.120	0.495	(0.277)
Total income (loss) from operations	$ 0.627	$ (1.259)	$ 0.330	$ 0.409	$ 0.836	$ 0.097
Less Distributions
From net investment income	$ (0.177)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)
Total distributions	$ (0.177)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)
Net asset value — End of period	$ 9.230	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Total Return(2)	7.19% (3)	(12.40)%	3.24%	4.10%	8.83%	1.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,182,943	$1,891,224	$2,347,177	$1,797,038	$1,348,563	$756,446
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.44% (4)	0.39%	0.36%	0.39%	0.43%	0.44%
Interest and fee expense(5)	0.09% (4)	0.03%	0.02%	0.05%	0.12%	0.19%
Total expenses	0.53% (4)	0.42%	0.38%	0.44%	0.55%	0.63%
Net investment income	3.98% (4)	2.55%	2.39%	2.85%	3.45%	3.83%
Portfolio Turnover	56% (3)	151%	56%	105%	89%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
34

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$15,485,867	$56,919,552
Interest Rate or Range of Interest Rates (%)	4.00	4.00
Collateral for Floating Rate Notes Outstanding	$23,635,490	$78,485,320
For the six months ended March 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$14,749,725	$93,934,615
Average Interest Rate	3.33%	3.26%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
35

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to their investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$24,969,327	$260,355,105
Long-term	$19,631,722	$103,810,155
36

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$238,428,401	$3,299,468,024
Gross unrealized appreciation	$ 10,532,049	$ 114,542,865
Gross unrealized depreciation	(3,105,484)	(49,142,292)
Net unrealized appreciation	$ 7,426,565	$ 65,400,573
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$524,817	$5,525,877
Effective Annual Rate	0.43%	0.34%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
37

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2023 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$7,453	$114,021
EVD's Class A Sales Charges	$ 199	$ 27,849
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 17,342
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2023 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$144,797	$1,473,800
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$17,701	$204,581
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2023 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$5,900	$68,193
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
38

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ 100	$11,400
Class C	$ —	$ 800
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2023 were as follows:
	AMT-Free Fund	National Fund
Purchases	$98,782,534	$1,949,341,171
Sales	$90,394,031	$1,833,742,900
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,555,528	$ 12,336,829	1,383,193	$ 11,828,411
Issued to shareholders electing to receive payments of distributions in Fund shares	205,843	1,645,979	360,010	3,096,193
Redemptions	(2,614,199)	(20,864,293)	(4,119,650)	(35,134,920)
Net decrease	(852,828)	$ (6,881,485)	(2,376,447)	$(20,210,316)
Class C
Sales	112,609	$ 898,380	35,647	$ 317,123
Issued to shareholders electing to receive payments of distributions in Fund shares	7,516	59,734	15,751	134,955
Redemptions	(233,222)	(1,862,579)	(393,912)	(3,344,737)
Net decrease	(113,097)	$ (904,465)	(342,514)	$ (2,892,659)
39

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	6,530,602	$ 57,236,007	5,504,437	$ 51,653,218
Issued to shareholders electing to receive payments of distributions in Fund shares	227,385	1,987,053	410,806	3,874,689
Redemptions	(5,749,969)	(50,145,417)	(10,004,257)	(93,270,999)
Net increase (decrease)	1,008,018	$ 9,077,643	(4,089,014)	$(37,743,092)
National Fund
	Six Months Ended March 31, 2023 (Unaudited)			Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	8,656,198	$ 78,675,237	10,084,810	$ 96,476,496
Issued to shareholders electing to receive payments of distributions in Fund shares	2,017,440	18,303,715	3,099,907	29,725,930
Redemptions	(16,106,591)	(145,647,935)	(29,993,424)	(288,815,393)
Net decrease	(5,432,953)	$ (48,668,983)	(16,808,707)	$ (162,612,967)
Class C
Sales	727,524	$ 6,602,738	590,143	$ 5,726,338
Issued to shareholders electing to receive payments of distributions in Fund shares	79,260	718,947	124,890	1,197,694
Redemptions	(1,410,465)	(12,790,757)	(3,588,913)	(34,592,881)
Net decrease	(603,681)	$ (5,469,072)	(2,873,880)	$ (27,668,849)
Class I
Sales	112,877,257	$ 1,021,335,164	138,884,926	$ 1,320,089,504
Issued to shareholders electing to receive payments of distributions in Fund shares	3,373,030	30,630,749	4,908,694	47,139,306
Redemptions	(95,139,757)	(857,679,909)	(156,108,342)	(1,486,157,857)
Net increase (decrease)	21,110,530	$ 194,286,004	(12,314,722)	$ (118,929,047)
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Portfolio of Investments. At March 31, 2023, National Fund had sufficient cash and/or securities to cover commitments under these contracts.
40

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2023, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2023 was as follows:
National Fund
Liability Derivative
Futures contracts	$ (5,500,126)(1)
Total	$(5,500,126)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$ 12,097,055(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(15,587,695) (2)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$119,986,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.  The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
41

Eaton Vance
Municipal Income Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 975,809	$ —	$ 975,809
Tax-Exempt Municipal Obligations	—	260,365,024	—	260,365,024
Total Investments	$ —	$ 261,340,833	$ —	$ 261,340,833
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 32,636,590	$ —	$ 32,636,590
Tax-Exempt Municipal Obligations	—	3,213,099,436	—	3,213,099,436
Taxable Municipal Obligations	—	181,552,249	—	181,552,249
Total Investments	$ —	$ 3,427,288,275	$ —	$ 3,427,288,275
Liability Description
Futures Contracts	$ (5,500,126)	$ —	$ —	$ (5,500,126)
Total	$ (5,500,126)	$ —	$ —	$ (5,500,126)
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
42

Eaton Vance
Municipal Income Funds
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
43

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
45

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
46

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This Page Intentionally Left Blank

Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023